UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951
 (Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and Address of agent of service)

Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2010 – March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)
Schedules of Investments (in thousands)
March 31, 2010

JNL/Mellon Capital Management DowSM 10 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 9.1%	Shares/Par	Value
Home Depot Inc.	977	$ 31,594

CONSUMER STAPLES - 9.0%
Kraft Foods Inc. - Class A	1,030	31,135

HEALTH CARE - 17.6%
Merck & Co. Inc.	858	32,045
Pfizer Inc.	1,689	28,973
		61,018
INDUSTRIALS - 39.6%
3M Co.	463	38,681
Boeing Co.	645	46,862
Caterpillar Inc. (b)	821	51,619
		137,162
MATERIALS - 11.1%
EI Du Pont de Nemours & Co.	1,029	38,307

TELECOMMUNICATION SERVICES - 13.6%
AT&T Inc.	910	23,525
Verizon Communications Inc.	762	23,625
		47,150

Total Common Stocks (cost $289,369)		346,366

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 596	25

Total Non-U.S. Government Agency Asset-Backed Securities (cost $596)		25

SHORT TERM INVESTMENTS - 3.8%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.03% (a) (f)	379	379

Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	11,714	11,714
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	1,206	1,206
		12,920

Total Short Term Investments (cost $13,299)		13,299

Total Investments - 103.8% (cost $303,264)		359,690
Other Assets and Liabilities, Net - (3.8%)		(13,227)
Total Net Assets - 100%		$ 346,463

JNL/Mellon Capital Management S&P® 10 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 35.2%
Amazon.com Inc. (c)	330	$ 44,782
Kohl's Corp. (c)	572	31,314
Sherwin-Williams Co. (b)	465	31,500
		107,596
CONSUMER STAPLES - 8.4%
Wal-Mart Stores Inc.	465	25,837

HEALTH CARE - 12.4%
Medco Health Solutions Inc. (c)	585	37,786

UTILITIES - 43.8%
Consolidated Edison Inc.	612	27,277
PG&E Corp.	634	26,915
Progress Energy Inc.	668	26,288
Sempra Energy	524	26,137
Xcel Energy Inc.	1,300	27,559
		134,176

Total Common Stocks (cost $241,925)		305,395

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 340	14

Total Non-U.S. Government Agency Asset-Backed Securities (cost $340)		14

SHORT TERM INVESTMENTS - 0.7%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.03% (a) (f)	270	270

Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	1,817	1,817
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	115	115
		1,932

Total Short Term Investments (cost $2,202)		2,202

Total Investments - 100.5% (cost $244,467)		307,611
Other Assets and Liabilities, Net - (0.5%)		(1,574)
Total Net Assets - 100%		$ 306,037

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 17.2%
Home Depot Inc.	1,021	$ 33,018
Ladbrokes Plc	9,177	22,143
Yue Yuen Industrial Holdings Ltd. (e)	10,532	37,178
		92,339
CONSUMER STAPLES - 14.3%
Kraft Foods Inc. - Class A	1,082	32,721
Tate & Lyle Plc	6,430	44,321
		77,042
ENERGY - 6.6%
PetroChina Co. Ltd.	30,204	35,322

FINANCIALS - 21.1%
Bank of China Ltd.	72,374	38,591
Man Group Plc	7,687	28,172
Sino Land Co.	24,094	47,231
		113,994
HEALTH CARE - 5.7%
Pfizer Inc.	1,771	30,369

INDUSTRIALS - 9.5%
Citic Pacific Ltd.	21,247	50,790

MATERIALS - 7.5%
EI Du Pont de Nemours & Co. (b)	1,078	40,126

TELECOMMUNICATION SERVICES - 18.0%
AT&T Inc.	959	24,786
BT Group Plc	21,491	40,407
Vodafone Group Plc	13,633	31,446
		96,639

Total Common Stocks (cost $472,309)		536,621

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 1,328	56

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,328)		56

SHORT TERM INVESTMENTS - 4.8%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.03% (a) (f)	1,197	1,197

Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	23,135	23,135
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	1,665	1,665
		24,800

Total Short Term Investments (cost $25,997)		25,997

Total Investments - 104.7% (cost $499,634)		562,674
Other Assets and Liabilities, Net - (4.7%)		(25,399)
Total Net Assets - 100%		$ 537,275

JNL/Mellon Capital Management Nasdaq® 25 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 31.9%
Bed Bath & Beyond Inc. (c)	107	$ 4,685
DIRECTV - Class A (c)	346	11,705
Expedia Inc. (c)	109	2,710
Garmin Ltd. (b)	81	3,131
Liberty Media Corp. - Interactive (c)	230	3,514
Sears Holdings Corp. (b) (c)	47	5,109
Staples Inc.	295	6,901
Starbucks Corp. (c)	296	7,182
Urban Outfitters Inc. (c)	69	2,643
		47,580
CONSUMER STAPLES - 6.7%
Costco Wholesale Corp.	167	9,980

HEALTH CARE - 13.3%
Express Scripts Inc. (c)	105	10,636
Life Technologies Corp. (c)	72	3,768
Mylan Inc. (b) (c)	124	2,805
Warner Chilcott Plc (c)	104	2,647
		19,856
INDUSTRIALS - 2.0%
Fastenal Co. (b)	60	2,901

INFORMATION TECHNOLOGY - 42.9%
Adobe Systems Inc. (c)	204	7,207
Apple Inc. (c)	64	15,001
CA Inc.	210	4,939
Check Point Software Technologies Ltd. (c)	85	2,963
Citrix Systems Inc. (c)	74	3,516
eBay Inc. (c)	492	13,257
FLIR Systems Inc. (c)	63	1,782
Maxim Integrated Products Inc.	126	2,442
Microsoft Corp.	442	12,925
		64,032
TELECOMMUNICATION SERVICES - 2.6%
Millicom International Cellular SA	44	3,909

Total Common Stocks (cost $136,054)		148,258

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 130	6

Total Non-U.S. Government Agency Asset-Backed Securities (cost $130)		6

SHORT TERM INVESTMENTS - 9.9%
Mutual Funds - 1.1%
JNL Money Market Fund, 0.03% (a) (f)	1,666	1,666

Securities Lending Collateral - 8.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	11,249	11,249
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	1,837	1,837
		13,086

Total Short Term Investments (cost $14,752)		14,752

Total Investments - 109.3% (cost $150,936)		163,016
Other Assets and Liabilities, Net - (9.3%)		(13,852)
Total Net Assets - 100%		$ 149,164

JNL/Mellon Capital Management Value Line® 30 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 38.2%
Dress Barn Inc. (c)	282	$ 7,364
Expedia Inc. (c)	1,019	25,443
Guess? Inc.	358	16,807
J Crew Group Inc. (c)	246	11,303
Jo-Ann Stores Inc. (b) (c)	171	7,199
Polo Ralph Lauren Corp.	219	18,626
Priceline.com Inc. (c)	170	43,398
Starbucks Corp. (c)	2,656	64,473
TRW Automotive Holdings Corp. (c)	456	13,026
Tupperware Brands Corp.	246	11,875
Urban Outfitters Inc. (c)	653	24,834
Valassis Communications Inc. (c)	335	9,336
		253,684
CONSUMER STAPLES - 2.8%
NBTY Inc. (c)	240	11,492
Nu Skin Enterprises Inc.	241	7,024
		18,516
ENERGY - 4.0%
Newfield Exploration Co. (b) (c)	515	26,783

FINANCIALS - 11.9%
AFLAC Inc.	1,325	71,907
Cash America International Inc.	175	6,918
		78,825
HEALTH CARE - 3.2%
Catalyst Health Solutions Inc. (c)	171	7,083
Medicis Pharmaceutical Corp.	234	5,882
Sirona Dental Systems Inc. (c)	216	8,216
		21,181
INFORMATION TECHNOLOGY - 31.0%
Blue Coat Systems Inc. (c)	215	6,662
Cognizant Technology Solutions Corp. (c)	1,142	58,203
F5 Networks Inc. (c)	307	18,878
Marvell Technology Group Ltd. (c)	2,419	49,295
Micron Technology Inc. (c)	3,179	33,029
Unisys Corp. (c)	164	5,715
Western Digital Corp. (c)	872	34,014
		205,796
MATERIALS - 4.6%
Lubrizol Corp.	265	24,272
NewMarket Corp.	58	6,012
		30,284
TELECOMMUNICATION SERVICES - 4.1%
NII Holdings Inc. - Class B (c)	644	26,822

Total Common Stocks (cost $634,846)		661,891

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 722	31

Total Non-U.S. Government Agency Asset-Backed Securities (cost $722)		31

SHORT TERM INVESTMENTS - 2.3%
Mutual Funds - 0.3%
JNL Money Market Fund, 0.03% (a) (f)	2,298	2,298

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	5,953	5,953
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	7,292	7,292
		13,245

Total Short Term Investments (cost $15,543)		15,543

Total Investments - 102.1% (cost $651,111)		677,465
Other Assets and Liabilities, Net - (2.1%)		(14,061)
Total Net Assets - 100%		$ 663,404

JNL/Mellon Capital Management DowSM Dividend Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 4.1%
Leggett & Platt Inc.	462	$ 10,007

CONSUMER STAPLES - 4.3%
Kraft Foods Inc. - Class A	348	10,512

FINANCIALS - 29.5%
Allstate Corp.	314	10,146
BB&T Corp. (b)	373	12,068
Cincinnati Financial Corp.	360	10,391
First Niagara Financial Group Inc.	678	9,644
FirstMerit Corp.	468	10,103
New York Community Bancorp Inc. (b)	651	10,771
People's United Financial Inc.	568	8,886
		72,009
HEALTH CARE - 4.0%
Merck & Co. Inc.	259	9,656

MATERIALS - 8.3%
RPM International Inc.	466	9,954
Valspar Corp.	348	10,262
		20,216
TELECOMMUNICATION SERVICES - 3.6%
AT&T Inc.	338	8,747

UTILITIES - 45.6%
American Electric Power Co. Inc.	271	9,267
DTE Energy Co.	216	9,652
Edison International	273	9,315
FPL Group Inc.	180	8,681
Nicor Inc.	225	9,442
NiSource Inc. (b)	613	9,691
Northeast Utilities	366	10,110
PG&E Corp.	211	8,962
Pinnacle West Capital Corp.	258	9,730
Public Service Enterprise Group Inc.	285	8,424
SCANA Corp.	250	9,415
Sempra Energy	169	8,457
		111,146

Total Common Stocks (cost $238,408)		242,293

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 1,413	60

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,413)		60

SHORT TERM INVESTMENTS - 11.5%
Mutual Funds - 0.3%
JNL Money Market Fund, 0.03% (a) (f)	733	733

Securities Lending Collateral - 11.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	18,805	18,805
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	8,383	8,383
		27,188

Total Short Term Investments (cost $27,921)		27,921

Total Investments - 110.9% (cost $267,742)		270,274
Other Assets and Liabilities, Net - (10.9%)		(26,507)
Total Net Assets - 100%		$ 243,767

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 13.5%
Coach Inc.	209	$ 8,279
Scripps Networks Interactive Inc.	184	8,178
TJX Cos. Inc.	209	8,901
		25,358
CONSUMER STAPLES - 12.5%
Colgate-Palmolive Co.	93	7,942
Lorillard Inc.	95	7,124
Philip Morris International Inc.	159	8,283
		23,349
ENERGY - 12.4%
FMC Technologies Inc. (c)	132	8,551
National Oilwell Varco Inc.	174	7,045
Peabody Energy Corp.	168	7,678
		23,274
FINANCIALS - 12.7%
Franklin Resources Inc.	73	8,056
Plum Creek Timber Co. Inc.	203	7,886
T. Rowe Price Group Inc.	144	7,894
		23,836
HEALTH CARE - 12.6%
Baxter International Inc.	129	7,534
Medco Health Solutions Inc. (c)	119	7,672
Waters Corp. (c)	124	8,341
		23,547
INDUSTRIALS - 12.7%
Dun & Bradstreet Corp.	91	6,752
Flowserve Corp.	81	8,926
United Technologies Corp.	110	8,115
		23,793
INFORMATION TECHNOLOGY - 11.5%
Google Inc. - Class A (c)	12	6,999
International Business Machines Corp.	58	7,498
Teradata Corp. (c)	244	7,035
		21,532
UTILITIES - 11.5%
Public Service Enterprise Group Inc.	230	6,796
Questar Corp.	184	7,953
Sempra Energy	137	6,823
		21,572

Total Common Stocks (cost $184,130)		186,261

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 25	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $25)		1

SHORT TERM INVESTMENTS - 1.8%
Mutual Funds - 1.8%
JNL Money Market Fund, 0.03% (a) (f)	3,323	3,323

Total Short Term Investments (cost $3,323)		3,323

Total Investments - 101.2% (cost $187,478)		189,585
Other Assets and Liabilities, Net - (1.2%)		(2,157)
Total Net Assets - 100%		$ 187,428

JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 36.3%
Foot Locker Inc.	941	$ 14,154
Limited Brands Inc.	1,133	27,901
Mattel Inc.	855	19,449
Regal Entertainment Group - Class A	732	12,860
Starwood Hotels & Resorts Worldwide Inc. (b)	776	36,205
Tupperware Brands Corp.	580	27,976
Whirlpool Corp.	333	29,073
		167,618
CONSUMER STAPLES - 12.3%
Herbalife Ltd.	658	30,349
Lorillard Inc.	159	11,963
Philip Morris International Inc.	277	14,461
		56,773
HEALTH CARE - 4.9%
Bristol-Myers Squibb Co.	448	11,956
Eli Lilly & Co.	294	10,638
		22,594
INDUSTRIALS - 16.7%
Briggs & Stratton Corp. (b)	595	11,598
Eaton Corp.	267	20,268
GATX Corp. (b)	488	13,970
Koninklijke Philips Electronics NV - NYS (b)	663	21,233
Pitney Bowes Inc.	420	10,277
		77,346
INFORMATION TECHNOLOGY - 5.3%
Tyco Electronics Ltd.	893	24,540

MATERIALS - 15.3%
Eastman Chemical Co.	368	23,436
Olin Corp.	688	13,494
PPG Industries Inc.	267	17,481
RPM International Inc.	775	16,535
		70,946
TELECOMMUNICATION SERVICES - 6.0%
BCE Inc.	496	14,549
TELUS Corp.	372	13,333
		27,882

Total Common Stocks (cost $288,493)		447,699

INVESTMENT FUNDS - 1.8%
SPDR Trust Series 1	71	8,257

Total Investment Funds (cost $8,259)		8,257

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 1,744	74

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,744)		74

SHORT TERM INVESTMENTS - 11.2%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.03% (a) (f)	2,407	2,407

Securities Lending Collateral - 10.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	47,094	47,094
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	2,239	2,239
		49,333

Total Short Term Investments (cost $51,740)		51,740

Total Investments - 109.8% (cost $350,236)		507,770
Other Assets and Liabilities, Net - (9.8%)		(45,490)
Total Net Assets - 100%		$ 462,280

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 19.2%
Buffalo Wild Wings Inc. (b) (c)	76	$ 3,641
California Pizza Kitchen Inc. (c)	101	1,689
Cato Corp. - Class A	117	2,507
Coinstar Inc. (b) (c)	126	4,108
Conn's Inc. (b) (c)	94	733
Fred's Inc.	168	2,014
Fuel Systems Solutions Inc. (b) (c)	68	2,159
Global Sources Ltd. (c)	-	-
Hibbett Sports Inc. (b) (c)	121	3,085
Jo-Ann Stores Inc. (c)	109	4,580
Jos. A. Bank Clothiers Inc. (b) (c)	77	4,215
Lincoln Educational Services Corp. (c)	110	2,794
Lumber Liquidators Holdings Inc. (b) (c)	113	3,023
Monro Muffler Brake Inc.	82	2,929
National Presto Industries Inc.	29	3,450
NutriSystem Inc. (b)	129	2,296
Papa John's International Inc. (c)	118	3,039
Peets Coffee & Tea Inc. (c)	55	2,165
PetMed Express Inc. (b)	98	2,175
Steven Madden Ltd. (c)	76	3,692
Sturm Ruger & Co. Inc. (b)	81	968
Wet Seal Inc. (c)	405	1,929
		57,191
CONSUMER STAPLES - 6.8%
Diamond Foods Inc.	69	2,916
J&J Snack Foods Corp.	77	3,362
Lance Inc.	135	3,119
TreeHouse Foods Inc. (b) (c)	133	5,835
United Natural Foods Inc. (c)	182	5,108
		20,340
ENERGY - 4.9%
Alon USA Energy Inc. (b)	196	1,424
Goodrich Petroleum Corp. (b) (c)	159	2,491
USEC Inc. (c)	471	2,717
VAALCO Energy Inc.	247	1,223
World Fuel Services Corp.	248	6,600
		14,455
FINANCIALS - 13.7%
Amerisafe Inc. (c)	80	1,312
Bank of the Ozarks Inc.	71	2,502
CNA Surety Corp. (c)	187	3,321
First Cash Financial Services Inc. (c)	124	2,669
First Financial Bankshares Inc. (b)	88	4,519
Getty Realty Corp. (b)	105	2,448
Home Bancshares Inc.	84	2,225
IberiaBank Corp.	68	4,063
Investors Real Estate Trust	249	2,249
Life Partners Holdings Inc. (b)	63	1,400
NBT Bancorp Inc.	145	3,309
Signature Bank (c)	148	5,498
SWS Group Inc.	117	1,344
Teton Advisors Inc. - Class A	1	7
Tower Group Inc.	171	3,784
		40,650
HEALTH CARE - 15.0%
athenahealth Inc. (b) (c)	141	5,165
Cantel Medical Corp.	70	1,398
Centene Corp. (c)	183	4,394
Computer Programs & Systems Inc.	46	1,793
Genoptix Inc. (b) (c)	71	2,506
Greatbatch Inc. (c)	97	2,053
Hanger Orthopedic Group Inc. (c)	131	2,379
HMS Holdings Corp. (c)	108	5,516
ICU Medical Inc. (c)	62	2,142
IPC The Hospitalist Co. Inc. (b) (c)	68	2,386
Landauer Inc.	39	2,568
LHC Group Inc. (b) (c)	78	2,600
Luminex Corp. (c)	175	2,953
Odyssey HealthCare Inc. (c)	139	2,516
Questcor Pharmaceuticals Inc. (c)	277	2,276
RehabCare Group Inc. (c)	77	2,111
		44,756
INDUSTRIALS - 12.8%
AAON Inc.	72	1,634
AeroVironment Inc. (b) (c)	90	2,342
Allegiant Travel Co. (b) (c)	85	4,945
American Science & Engineering Inc.	38	2,879
Beacon Roofing Supply Inc. (c)	190	3,631
Cubic Corp.	113	4,074
Encore Wire Corp.	97	2,011
ESCO Technologies Inc.	111	3,523
ICF International Inc. (c)	64	1,579
Marten Transport Ltd. (c)	92	1,808
MasTec Inc. (c)	320	4,031
Orion Marine Group Inc. (c)	90	1,633
Sykes Enterprises Inc. (c)	175	3,988
		38,078
INFORMATION TECHNOLOGY - 19.7%
AsiaInfo Holdings Inc. (b) (c)	184	4,866
Blackboard Inc. (c)	132	5,510
CSG Systems International Inc. (c)	149	3,116
CyberSource Corp. (b) (c)	291	5,135
DG FastChannel Inc. (c)	90	2,873
Ebix Inc. (b) (c)	127	2,028
EPIQ Systems Inc. (c)	151	1,873
InterDigital Inc. (c)	184	5,126
MAXIMUS Inc.	74	4,486
NCI Inc. (c)	35	1,056
NetLogic Microsystems Inc. (b) (c)	185	5,444
Semtech Corp. (b) (c)	258	4,498
Synaptics Inc. (b) (c)	144	3,979
Tyler Technologies Inc. (b) (c)	149	2,797
Ultratech Inc. (c)	100	1,364
ViaSat Inc. (b) (c)	131	4,517
		58,668
MATERIALS - 2.3%
Balchem Corp.	116	2,859
Calgon Carbon Corp. (c)	230	3,945
		6,804
TELECOMMUNICATION SERVICES - 0.5%
Cbeyond Inc. (c)	119	1,635

UTILITIES - 5.2%
American States Water Co.	73	2,534
California Water Service Group	88	3,300
CH Energy Group Inc.	67	2,724
Laclede Group Inc.	94	3,154
MGE Energy Inc.	97	3,412
		15,124

Total Common Stocks (cost $239,212)		297,701

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 2,260	96

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,260)		96

SHORT TERM INVESTMENTS - 21.3%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.03% (a) (f)	354	354

Securities Lending Collateral - 21.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	45,725	45,725
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	17,282	17,282
		63,007

Total Short Term Investments (cost $63,361)		63,361

Total Investments - 121.4% (cost $304,833)		361,158
Other Assets and Liabilities, Net - (21.4%)		(63,557)
Total Net Assets - 100%		$ 297,601

JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 19.5%
BJ's Restaurants Inc. (c)	218	$ 5,080
Buckle Inc. (b)	373	13,715
Buffalo Wild Wings Inc. (b) (c)	143	6,874
Carter's Inc. (c)	452	13,647
Cato Corp. - Class A	221	4,745
CEC Entertainment Inc. (c)	179	6,829
Coinstar Inc. (b) (c)	247	8,017
Dolan Media Co. (c)	241	2,625
Ford Motor Co. (c)	6,528	82,058
Genesco Inc. (c)	189	5,846
Gymboree Corp. (b) (c)	241	12,467
Hibbett Sports Inc. (c)	232	5,946
Home Depot Inc.	3,762	121,689
Jos. A. Bank Clothiers Inc. (c)	148	8,082
Lincoln Educational Services Corp. (c)	210	5,324
McDonald's Corp.	1,045	69,737
MDC Holdings Inc.	841	29,102
Men's Wearhouse Inc. (b)	420	10,054
Monro Muffler Brake Inc.	156	5,572
National CineMedia Inc.	332	5,725
National Presto Industries Inc.	55	6,526
Peets Coffee & Tea Inc. (c)	103	4,096
Polaris Industries Inc. (b)	598	30,610
Sally Beauty Holdings Inc. (c)	1,464	13,060
Sears Holdings Corp. (b) (c)	782	84,816
Shaw Communications Inc. (b)	1,282	25,480
Texas Roadhouse Inc. - Class A (c)	560	7,780
Thomson Reuters Corp. (b)	809	29,379
True Religion Apparel Inc. (c)	202	6,148
UniFirst Corp.	117	6,038
VF Corp.	356	28,559
World Wrestling Entertainment Inc. (b)	207	3,576
Zumiez Inc. (b) (c)	244	4,999
		674,201
CONSUMER STAPLES - 13.8%
Alliance One International Inc. (c)	719	3,659
American Dairy Inc. (b) (c)	176	3,371
American Italian Pasta Co. (c)	170	6,604
B&G Foods Inc.	383	4,011
Boston Beer Co. Inc. - Class A (c)	81	4,238
Campbell Soup Co.	772	27,289
Clorox Co.	428	27,438
Coca-Cola Enterprises Inc.	3,079	85,166
ConAgra Foods Inc.	1,132	28,386
Darling International Inc. (c)	653	5,849
Hershey Co.	729	31,224
Kimberly-Clark Corp.	409	25,746
Kraft Foods Inc. - Class A	4,004	121,077
Lancaster Colony Corp.	225	13,252
Sara Lee Corp.	2,143	29,852
Sysco Corp.	934	27,549
TreeHouse Foods Inc. (b) (c)	257	11,290
United Natural Foods Inc. (c)	347	9,753
Universal Corp.	199	10,459
		476,213
ENERGY - 7.9%
Bill Barrett Corp. (c)	367	11,261
Bristow Group Inc. (c)	289	10,907
Chevron Corp.	848	64,273
CNOOC Ltd.	27,731	45,645
ConocoPhillips	511	26,143
Enbridge Inc.	565	26,957
Holly Corp. (b)	405	11,304
Hornbeck Offshore Services Inc. (c)	213	3,952
PetroChina Co. Ltd. (b)	36,296	42,447
Valero Energy Corp.	1,559	30,703
		273,592
FINANCIALS - 8.5%
American Express Co.	1,611	66,452
Bank of China Ltd. (b)	80,537	42,943
Brandywine Realty Trust	1,036	12,655
CBL & Associates Properties Inc.	1,101	15,082
China Construction Bank Corp. (b)	50,711	41,539
DiamondRock Hospitality Co. (c)	952	9,624
First Potomac Realty Trust	237	3,557
Horace Mann Educators Corp.	317	4,778
Man Group Plc	8,752	32,076
Medical Properties Trust Inc.	646	6,774
Portfolio Recovery Associates Inc. (b) (c)	124	6,799
RSA Insurance Group Plc	22,400	43,340
Wintrust Financial Corp.	192	7,151
		292,770
HEALTH CARE - 9.6%
Abaxis Inc. (c)	176	4,790
Bio-Reference Labs Inc. (c)	111	4,896
Cantel Medical Corp.	134	2,667
CIGNA Corp.	1,850	67,685
Computer Programs & Systems Inc. (b)	89	3,476
Dionex Corp. (c)	141	10,542
Eclipsys Corp. (c)	459	9,126
Healthways Inc. (c)	275	4,416
HMS Holdings Corp. (c)	212	10,803
Invacare Corp.	250	6,638
Kindred Healthcare Inc. (c)	312	5,623
MedAssets Inc. (c)	454	9,530
Merck & Co. Inc.	1,786	66,709
Odyssey HealthCare Inc. (c)	270	4,883
Parexel International Corp. (c)	467	10,880
Pfizer Inc.	5,991	102,748
Zoll Medical Corp. (b) (c)	174	4,580
		329,992
INDUSTRIALS - 10.0%
Advanced Battery Technologies Inc. (b) (c)	511	1,991
Aegean Marine Petroleum Network Inc.	343	9,738
Apogee Enterprises Inc.	226	3,577
AZZ Inc. (c)	97	3,294
Badger Meter Inc.	122	4,699
BAE Systems Plc	7,515	42,341
Baldor Electric Co.	376	14,048
Boeing Co.	1,206	87,564
Chart Industries Inc. (c)	232	4,634
Cubic Corp.	214	7,718
EnergySolutions Inc.	706	4,541
GATX Corp.	908	26,002
Genco Shipping & Trading Ltd. (b) (c)	256	5,395
GeoEye Inc. (c)	152	4,472
Healthcare Services Group Inc.	355	7,941
II-VI Inc. (c)	239	8,074
Lockheed Martin Corp.	346	28,826
Robbins & Myers Inc.	262	6,245
Sykes Enterprises Inc. (c)	329	7,507
United Stationers Inc. (c)	190	11,197
Waste Management Inc. (b)	772	26,569
Watsco Inc. (b)	533	30,314
		346,687
INFORMATION TECHNOLOGY - 7.9%
Ariba Inc. (c)	720	9,258
Blackboard Inc. (b) (c)	262	10,924
China Security & Surveillance Technology Inc. (b) (c)	545	4,193
CyberSource Corp. (c)	564	9,945
Diebold Inc.	917	29,134
Hittite Microwave Corp. (c)	243	10,679
Lawson Software Inc. (c)	1,287	8,510
MAXIMUS Inc.	141	8,575
Micron Technology Inc. (c)	6,180	64,207
Net 1 UEPS Technologies Inc. (c)	368	6,758
Netezza Corp. (c)	483	6,182
NetScout Systems Inc. (c)	330	4,888
Plexus Corp. (c)	318	11,451
Progress Software Corp. (c)	323	10,149
ScanSource Inc. (c)	211	6,076
Tyler Technologies Inc. (c)	282	5,285
ViaSat Inc. (c)	255	8,835
Western Digital Corp. (c)	1,478	57,628
		272,677
MATERIALS - 9.7%
AMCOL International Corp.	243	6,606
Dow Chemical Co.	2,362	69,848
EI Du Pont de Nemours & Co.	1,938	72,189
Glatfelter	365	5,291
Huntsman Corp.	2,317	27,920
International Paper Co.	2,437	59,969
Koppers Holdings Inc.	166	4,714
LSB Industries Inc. (c)	166	2,533
MeadWestvaco Corp.	910	23,246
PPG Industries Inc.	446	29,156
Sonoco Products Co.	894	27,528
Stepan Co.	80	4,476
		333,476
TELECOMMUNICATION SERVICES - 11.6%
AT&T Inc.	3,888	100,462
BT Group Plc	20,006	37,615
Cogent Communications Group Inc. (c)	352	3,665
Consolidated Communications Holdings Inc.	241	4,566
Rogers Communications Inc.	842	28,735
Sprint Nextel Corp. (c)	17,832	67,761
Syniverse Holdings Inc. (c)	557	10,840
Verizon Communications Inc.	3,289	102,034
Vodafone Group Plc	18,800	43,363
		399,041
UTILITIES - 1.4%
Hongkong Electric Holdings Ltd.	8,017	47,549

Total Common Stocks (cost $3,415,975)		3,446,198

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 13,809	587

Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,809)		587

SHORT TERM INVESTMENTS - 5.5%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.03% (a) (f)	3,567	3,567

Securities Lending Collateral - 5.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	55,893	55,893
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	130,508	130,508
		186,401

Total Short Term Investments (cost $189,968)		189,968

Total Investments - 105.4% (cost $3,619,752)		3,636,753
Other Assets and Liabilities, Net - (5.4%)		(186,497)
Total Net Assets - 100%		$ 3,450,256

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 19.9%
Bed Bath & Beyond Inc. (c)	35	$ 1,528
BJ's Restaurants Inc. (c)	15	341
Buckle Inc. (b)	27	981
Buffalo Wild Wings Inc. (c)	10	499
Carter's Inc. (c)	33	987
Cato Corp. - Class A	15	326
CEC Entertainment Inc. (c)	13	499
Coach Inc.	54	2,132
Coinstar Inc. (b) (c)	18	582
DIRECTV - Class A (c)	120	4,067
Dolan Media Co. (c)	20	215
Dress Barn Inc. (c)	22	568
Expedia Inc. (c)	113	2,809
Garmin Ltd. (b)	27	1,026
Genesco Inc. (c)	14	439
Guess? Inc.	27	1,291
Gymboree Corp. (c)	17	892
Hibbett Sports Inc. (c)	17	437
J Crew Group Inc. (c)	19	867
Jo-Ann Stores Inc. (c)	13	544
Jos. A. Bank Clothiers Inc. (c)	11	576
Leggett & Platt Inc.	92	1,996
Liberty Media Corp. - Interactive (c)	75	1,153
Lincoln Educational Services Corp. (c)	15	391
Men's Wearhouse Inc.	30	721
Monro Muffler Brake Inc.	12	420
National CineMedia Inc.	23	401
National Presto Industries Inc.	4	469
Peets Coffee & Tea Inc. (c)	8	311
Polo Ralph Lauren Corp.	17	1,429
Priceline.com Inc. (c)	13	3,314
Sally Beauty Holdings Inc. (c)	105	937
Scripps Networks Interactive Inc.	47	2,095
Sears Holdings Corp. (b) (c)	15	1,666
Staples Inc.	96	2,235
Starbucks Corp. (b) (c)	302	7,341
Texas Roadhouse Inc. - Class A (c)	40	563
TJX Cos. Inc.	53	2,264
True Religion Apparel Inc. (c)	15	458
TRW Automotive Holdings Corp. (c)	35	1,000
Tupperware Brands Corp.	19	911
UniFirst Corp.	8	428
Urban Outfitters Inc. (c)	72	2,740
Valassis Communications Inc. (c)	26	716
Vivendi SA	79	2,121
World Wrestling Entertainment Inc.	17	290
Zumiez Inc. (c)	17	355
		58,331
CONSUMER STAPLES - 6.2%
Alliance One International Inc. (c)	58	298
American Dairy Inc. (b) (c)	12	226
American Italian Pasta Co. (c)	12	471
B&G Foods Inc.	31	326
Boston Beer Co. Inc. - Class A (c)	6	320
Colgate-Palmolive Co.	24	2,046
Costco Wholesale Corp.	58	3,467
Darling International Inc. (c)	47	418
Kraft Foods Inc. - Class A	69	2,074
Lancaster Colony Corp.	16	958
Lorillard Inc.	24	1,838
NBTY Inc. (c)	18	882
Nu Skin Enterprises Inc.	19	542
Philip Morris International Inc.	41	2,133
TreeHouse Foods Inc. (c)	18	807
United Natural Foods Inc. (c)	25	698
Universal Corp.	14	750
		18,254
ENERGY - 7.4%
Bill Barrett Corp. (c)	26	805
BP Plc	241	2,281
Bristow Group Inc. (c)	21	780
ENI SpA	91	2,146
FMC Technologies Inc. (c)	34	2,202
Holly Corp.	29	808
Hornbeck Offshore Services Inc. (c)	14	264
National Oilwell Varco Inc.	45	1,815
Newfield Exploration Co. (c)	40	2,069
Peabody Energy Corp.	43	1,967
Royal Dutch Shell Plc - Class B	80	2,200
StatoilHydro ASA	93	2,157
Total SA	36	2,099
		21,593
FINANCIALS - 12.5%
AFLAC Inc.	102	5,528
Allstate Corp.	63	2,024
Banco Bilbao Vizcaya Argentaria SA	-	-
BB&T Corp.	74	2,386
Brandywine Realty Trust	74	905
Cash America International Inc.	13	530
CBL & Associates Properties Inc.	79	1,089
Cincinnati Financial Corp.	72	2,084
DiamondRock Hospitality Co. (c)	68	689
First Niagara Financial Group Inc.	135	1,924
First Potomac Realty Trust	20	296
FirstMerit Corp.	93	2,016
Franklin Resources Inc.	19	2,075
Horace Mann Educators Corp.	22	333
Medical Properties Trust Inc.	46	484
Muenchener Rueckversicherungs AG	15	2,435
New York Community Bancorp Inc.	129	2,130
People's United Financial Inc.	113	1,762
Plum Creek Timber Co. Inc. (b)	52	2,031
Portfolio Recovery Associates Inc. (b) (c)	9	504
T. Rowe Price Group Inc.	37	2,033
Wintrust Financial Corp.	14	518
Zurich Financial Services AG	11	2,734
		36,510
HEALTH CARE - 7.8%
Abaxis Inc. (c)	12	338
Baxter International Inc.	34	1,955
Bio-Reference Labs Inc. (c)	8	331
Cantel Medical Corp.	11	218
Catalyst Health Solutions Inc. (c)	13	543
Computer Programs & Systems Inc.	6	246
Dionex Corp. (c)	10	764
Eclipsys Corp. (c)	33	652
Express Scripts Inc. (c)	36	3,694
Healthways Inc. (c)	18	296
HMS Holdings Corp. (c)	15	774
Invacare Corp.	18	477
Kindred Healthcare Inc. (c)	23	414
Life Technologies Corp. (c)	24	1,239
MedAssets Inc. (c)	33	685
Medco Health Solutions Inc. (c)	31	1,991
Medicis Pharmaceutical Corp.	18	444
Merck & Co. Inc.	52	1,924
Mylan Inc. (b) (c)	41	922
Odyssey HealthCare Inc. (c)	19	339
Parexel International Corp. (c)	34	781
Sirona Dental Systems Inc. (c)	16	621
Warner Chilcott Plc (c)	33	853
Waters Corp. (c)	32	2,148
Zoll Medical Corp. (c)	12	307
		22,956
INDUSTRIALS - 5.0%
Advanced Battery Technologies Inc. (c)	44	171
Aegean Marine Petroleum Network Inc.	25	697
Apogee Enterprises Inc.	18	290
AZZ Inc. (c)	8	273
Badger Meter Inc.	8	314
Baldor Electric Co.	27	1,005
Chart Industries Inc. (c)	17	342
Cubic Corp.	15	554
Dun & Bradstreet Corp.	23	1,729
EnergySolutions Inc.	49	313
Fastenal Co. (b)	20	946
Flowserve Corp.	21	2,270
Genco Shipping & Trading Ltd. (b) (c)	18	379
GeoEye Inc. (c)	11	323
Healthcare Services Group Inc.	25	561
II-VI Inc. (c)	17	576
Robbins & Myers Inc.	19	453
Sykes Enterprises Inc. (c)	24	544
United Stationers Inc. (c)	14	810
United Technologies Corp.	28	2,090
		14,640
INFORMATION TECHNOLOGY - 17.7%
Adobe Systems Inc. (c)	69	2,446
Apple Inc. (c)	22	5,214
Ariba Inc. (c)	52	664
Blackboard Inc. (c)	19	782
Blue Coat Systems Inc. (c)	16	511
CA Inc.	69	1,611
Check Point Software Technologies Ltd. (c)	28	972
China Security & Surveillance Technology Inc. (c)	41	315
Citrix Systems Inc. (c)	24	1,154
Cognizant Technology Solutions Corp. (c)	87	4,446
CyberSource Corp. (c)	40	711
eBay Inc. (c)	171	4,607
F5 Networks Inc. (c)	24	1,450
FLIR Systems Inc. (c)	20	568
Google Inc. - Class A (c)	3	1,793
Hittite Microwave Corp. (c)	17	763
International Business Machines Corp.	15	1,921
Lawson Software Inc. (c)	93	616
Marvell Technology Group Ltd. (c)	185	3,767
Maxim Integrated Products Inc.	41	786
MAXIMUS Inc.	10	620
Micron Technology Inc. (c)	251	2,609
Microsoft Corp.	153	4,492
Net 1 UEPS Technologies Inc. (c)	26	481
Netezza Corp. (c)	34	440
NetScout Systems Inc. (c)	22	330
Plexus Corp. (c)	23	822
Progress Software Corp. (c)	23	727
ScanSource Inc. (c)	15	440
Teradata Corp. (c)	62	1,802
Tyler Technologies Inc. (c)	19	362
Unisys Corp. (c)	13	438
ViaSat Inc. (c)	18	635
Western Digital Corp. (c)	67	2,597
		51,892
MATERIALS - 2.7%
AMCOL International Corp.	18	480
Glatfelter	25	363
Koppers Holdings Inc.	11	317
LSB Industries Inc. (c)	14	215
Lubrizol Corp.	20	1,863
NewMarket Corp.	5	479
RPM International Inc.	93	1,975
Stepan Co.	5	300
Valspar Corp.	69	2,044
		8,036
TELECOMMUNICATION SERVICES - 6.7%
AT&T Inc.	67	1,735
Cogent Communications Group Inc. (c)	24	252
Consolidated Communications Holdings Inc.	16	305
Deutsche Telekom AG	158	2,151
France Telecom SA	93	2,235
Koninklijke KPN NV	138	2,178
Millicom International Cellular SA	14	1,280
NII Holdings Inc. - Class B (c)	49	2,060
Swisscom AG	6	2,227
Syniverse Holdings Inc. (c)	40	779
Telefonica SA	84	2,001
Vodafone Group Plc	1,007	2,322
		19,525
UTILITIES - 13.7%
American Electric Power Co. Inc.	54	1,849
DTE Energy Co.	43	1,926
E.ON AG	55	2,048
Edison International	54	1,849
Enel SpA	402	2,249
Fortum Oyj (b)	86	2,099
FPL Group Inc.	36	1,722
Gas Natural SDG SA	107	1,984
National Grid Plc	212	2,066
Nicor Inc.	45	1,874
NiSource Inc. (b)	122	1,933
Northeast Utilities	73	2,017
PG&E Corp.	42	1,788
Pinnacle West Capital Corp.	51	1,941
Public Service Enterprise Group Inc.	115	3,391
Questar Corp.	47	2,048
RWE AG	24	2,128
SCANA Corp.	50	1,877
Sempra Energy	68	3,404
		40,193

Total Common Stocks (cost $283,756)		291,930

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 934	40

Total Non-U.S. Government Agency Asset-Backed Securities (cost $934)		40

SHORT TERM INVESTMENTS - 6.1%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.03% (a) (f)	1,156	1,156

Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	7,742	7,742
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	8,957	8,957
		16,699

Total Short Term Investments (cost $17,855)		17,855

Total Investments - 105.7% (cost $302,545)		309,825
Other Assets and Liabilities, Net - (5.7%)		(16,708)
Total Net Assets - 100%		$ 293,117

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 22.8%
Bed Bath & Beyond Inc. (c)	82	$ 3,593
DIRECTV - Class A (c)	287	9,698
Dress Barn Inc. (c)	52	1,356
Expedia Inc. (c)	269	6,710
Garmin Ltd. (b)	63	2,408
Guess? Inc.	65	3,032
Home Depot Inc.	143	4,621
J Crew Group Inc. (c)	45	2,068
Jo-Ann Stores Inc. (c)	31	1,297
Liberty Media Corp. - Interactive (c)	179	2,748
MDC Holdings Inc.	68	2,360
Polaris Industries Inc. (b)	48	2,480
Polo Ralph Lauren Corp.	39	3,359
Priceline.com Inc. (c)	31	7,910
Sears Holdings Corp. (b) (c)	36	3,918
Shaw Communications Inc.	105	2,094
Staples Inc.	229	5,346
Starbucks Corp. (c)	717	17,390
Thomson Reuters Corp.	66	2,410
TRW Automotive Holdings Corp. (c)	82	2,345
Tupperware Brands Corp.	45	2,171
Urban Outfitters Inc. (c)	172	6,547
Valassis Communications Inc. (c)	61	1,708
VF Corp.	29	2,342
Vivendi SA	178	4,767
		104,678
CONSUMER STAPLES - 7.0%
Campbell Soup Co.	64	2,250
Clorox Co.	35	2,251
ConAgra Foods Inc.	93	2,328
Costco Wholesale Corp.	139	8,271
Hershey Co.	60	2,562
Kimberly-Clark Corp.	34	2,123
Kraft Foods Inc. - Class A	152	4,599
NBTY Inc. (c)	44	2,103
Nu Skin Enterprises Inc.	44	1,293
Sara Lee Corp.	177	2,460
Sysco Corp.	77	2,260
		32,500
ENERGY - 9.8%
BP Plc	554	5,244
CNOOC Ltd.	2,657	4,373
ConocoPhillips	41	2,123
Enbridge Inc.	47	2,222
ENI SpA	211	4,945
Newfield Exploration Co. (c)	93	4,824
PetroChina Co. Ltd.	3,478	4,067
Royal Dutch Shell Plc - Class B	182	5,006
StatoilHydro ASA	212	4,910
Total SA	82	4,778
Valero Energy Corp.	128	2,520
		45,012
FINANCIALS - 9.0%
AFLAC Inc.	241	13,089
Bank of China Ltd.	7,592	4,048
Cash America International Inc.	32	1,265
China Construction Bank Corp.	4,802	3,934
Man Group Plc	838	3,070
Muenchener Rueckversicherungs AG	34	5,592
RSA Insurance Group Plc	2,122	4,106
Zurich Financial Services AG	24	6,280
		41,384
HEALTH CARE - 5.2%
Catalyst Health Solutions Inc. (c)	31	1,295
Express Scripts Inc. (c)	87	8,813
Life Technologies Corp. (c)	56	2,911
Medicis Pharmaceutical Corp.	42	1,060
Mylan Inc. (b) (c)	97	2,197
Pfizer Inc.	230	3,943
Sirona Dental Systems Inc. (c)	39	1,481
Warner Chilcott Plc (c)	78	2,003
		23,703
INDUSTRIALS - 3.4%
BAE Systems Plc	720	4,058
Fastenal Co. (b)	47	2,254
GATX Corp.	75	2,144
Lockheed Martin Corp.	28	2,365
Waste Management Inc.	63	2,179
Watsco Inc.	43	2,457
		15,457
INFORMATION TECHNOLOGY - 20.0%
Adobe Systems Inc. (c)	164	5,799
Apple Inc. (c)	53	12,425
Blue Coat Systems Inc. (c)	39	1,219
CA Inc.	161	3,788
Check Point Software Technologies Ltd. (c)	66	2,326
Citrix Systems Inc. (c)	57	2,711
Cognizant Technology Solutions Corp. (c)	208	10,597
Diebold Inc.	75	2,389
eBay Inc. (c)	407	10,982
F5 Networks Inc. (c)	55	3,408
FLIR Systems Inc. (c)	48	1,355
Marvell Technology Group Ltd. (c)	441	8,984
Maxim Integrated Products Inc.	97	1,874
Micron Technology Inc. (c)	600	6,234
Microsoft Corp.	366	10,707
Unisys Corp. (c)	30	1,045
Western Digital Corp. (c)	159	6,204
		92,047
MATERIALS - 3.1%
Huntsman Corp.	188	2,263
Lubrizol Corp.	48	4,380
MeadWestvaco Corp.	75	1,920
NewMarket Corp.	11	1,110
PPG Industries Inc.	37	2,392
Sonoco Products Co.	72	2,230
		14,295
TELECOMMUNICATION SERVICES - 12.1%
AT&T Inc.	147	3,809
BT Group Plc	1,918	3,606
Deutsche Telekom AG	364	4,949
France Telecom SA	215	5,137
Koninklijke KPN NV	316	5,007
Millicom International Cellular SA	34	3,007
NII Holdings Inc. - Class B (c)	118	4,900
Rogers Communications Inc.	69	2,368
Swisscom AG	14	5,070
Telefonica SA	190	4,495
Verizon Communications Inc.	125	3,868
Vodafone Group Plc	4,107	9,473
		55,689
UTILITIES - 7.2%
E.ON AG	127	4,682
Enel SpA	916	5,121
Fortum Oyj (b)	198	4,836
Gas Natural SDG SA	246	4,536
Hongkong Electric Holdings Ltd.	769	4,558
National Grid Plc	485	4,721
RWE AG	55	4,845
		33,299

Total Common Stocks (cost $456,745)		458,064

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 591	25

Total Non-U.S. Government Agency Asset-Backed Securities (cost $591)		25

SHORT TERM INVESTMENTS - 3.7%
Mutual Funds - 0.3%
JNL Money Market Fund, 0.03% (a) (f)	1,461	1,461

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	10,030	10,030
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	5,512	5,512
		15,542

Total Short Term Investments (cost $17,003)		17,003

Total Investments - 103.3% (cost $474,339)		475,092
Other Assets and Liabilities, Net - (3.3%)		(15,137)
Total Net Assets - 100%		$ 459,955

JNL/Mellon Capital Management S&P® SMid 60 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 9.6%
Group 1 Automotive Inc. (c)	101	$ 3,223
Mohawk Industries Inc. (c)	120	6,503
Regis Corp.	368	6,865
Spartan Motors Inc.	508	2,843
Stage Stores Inc.	232	3,569
Standard-Pacific Corp. (c)	766	3,464
		26,467
CONSUMER STAPLES - 4.8%
Nash Finch Co.	77	2,605
Smithfield Foods Inc. (c)	377	7,811
Spartan Stores Inc.	199	2,863
		13,279
ENERGY - 15.4%
Basic Energy Services Inc. (b) (c)	318	2,453
Overseas Shipholding Group Inc. (b)	130	5,111
Patterson-UTI Energy Inc.	373	5,211
Petroleum Development Corp. (c)	157	3,647
Pioneer Drilling Co. (c)	363	2,557
Plains Exploration & Production Co. (c)	206	6,173
Southern Union Co.	251	6,362
Tidewater Inc.	119	5,614
Unit Corp. (c)	134	5,665
		42,793
FINANCIALS - 31.8%
AmeriCredit Corp. (b) (c)	301	7,140
Amerisafe Inc. (c)	160	2,616
Apollo Investment Corp.	600	7,642
Astoria Financial Corp.	460	6,676
Cedar Shopping Centers Inc.	422	3,336
Colonial Properties Trust	245	3,149
Delphi Financial Group Inc.	128	3,226
Duke Realty Corp.	468	5,801
First Midwest Bancorp Inc.	263	3,567
HCC Insurance Holdings Inc.	204	5,619
Hospitality Properties Trust	240	5,752
Kite Realty Group Trust	701	3,314
Lexington Realty Trust (b)	472	3,071
National Penn Bancshares Inc.	495	3,416
Parkway Properties Inc.	136	2,554
Pennsylvania Real Estate Investment Trust (b)	339	4,223
Reinsurance Group of America Inc.	119	6,275
Selective Insurance Group	173	2,880
Whitney Holding Corp.	314	4,336
Wintrust Financial Corp. (b)	93	3,465
		88,058
HEALTH CARE - 4.3%
Kindred Healthcare Inc. (c)	308	5,567
LifePoint Hospitals Inc. (c)	175	6,440
		12,007
INDUSTRIALS - 12.4%
Alexander & Baldwin Inc.	167	5,528
Ceradyne Inc. (c)	149	3,386
Encore Wire Corp.	135	2,817
GATX Corp.	198	5,674
Gibraltar Industries Inc. (c)	183	2,303
Mueller Industries Inc.	115	3,094
School Specialty Inc. (c)	122	2,772
SkyWest Inc.	167	2,390
Trinity Industries Inc. (b)	326	6,515
		34,479
INFORMATION TECHNOLOGY - 8.5%
Arrow Electronics Inc. (c)	192	5,794
Ingram Micro Inc. - Class A (c)	326	5,726
Tech Data Corp. (c)	123	5,142
Vishay Intertechnology Inc. (c)	685	7,010
		23,672
MATERIALS - 2.3%
Reliance Steel & Aluminum Co.	132	6,484

TELECOMMUNICATION SERVICES - 2.1%
Telephone & Data Systems Inc.	168	5,682

UTILITIES - 8.2%
Atmos Energy Corp.	194	5,534
El Paso Electric Co. (c)	141	2,915
Great Plains Energy Inc.	294	5,452
NV Energy Inc.	460	5,671
Southwest Gas Corp.	101	3,008
		22,580

Total Common Stocks (cost $256,180)		275,501

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 285	12

Total Non-U.S. Government Agency Asset-Backed Securities (cost $285)		12

SHORT TERM INVESTMENTS - 5.9%
Mutual Funds - 1.3%
JNL Money Market Fund, 0.03% (a) (f)	3,712	3,712

Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	9,620	9,620
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	2,986	2,986
		12,606

Total Short Term Investments (cost $16,318)		16,318

Total Investments - 105.3% (cost $272,783)		291,831
Other Assets and Liabilities, Net - (5.3%)		(14,670)
Total Net Assets - 100%		$ 277,161

JNL/Mellon Capital Management NYSE® International 25 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 5.1%
Sony Corp. - ADR	128	$ 4,922

ENERGY - 14.4%
EnCana Corp.	115	3,561
ENI SpA - ADR	73	3,447
Repsol YPF SA - ADR (b)	140	3,327
Royal Dutch Shell Plc - ADR	62	3,578
		13,913
FINANCIALS - 53.8%
AXA SA - ADR	157	3,459
Bank of Montreal	70	4,264
Barclays Plc - ADR (b)	211	4,591
Credit Suisse Group AG - ADR (c)	76	3,897
Deutsche Bank AG (b)	53	4,042
HSBC Holdings Plc - ADR	65	3,297
ING Groep NV - ADR (b) (c)	379	3,773
Lloyds Banking Group Plc - ADR (b)	1,140	4,390
Manulife Financial Corp.	203	4,003
Mitsubishi UFJ Financial Group Inc. - ADR (b)	758	3,964
Mizuho Financial Group Inc. - ADR (b) (c)	1,047	4,126
Toronto-Dominion Bank (b)	59	4,433
UBS AG (c)	240	3,914
		52,153
MATERIALS - 3.7%
ArcelorMittal - NYS (b)	81	3,566

TELECOMMUNICATION SERVICES - 18.7%
China Unicom Ltd. - ADR	285	3,172
Deutsche Telekom AG - ADR (c)	253	3,414
Nippon Telegraph & Telephone Corp. - ADR	189	3,971
NTT DoCoMo Inc. - ADR (b)	267	4,054
Telecom Italia SpA - ADR (c)	241	3,455
		18,066
UTILITIES - 4.0%
Veolia Environnement - ADR	113	3,907

Total Common Stocks (cost $92,720)		96,527

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 398	17

Total Non-U.S. Government Agency Asset-Backed Securities (cost $398)		17

SHORT TERM INVESTMENTS - 18.9%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.03% (a) (f)	567	567

Securities Lending Collateral - 18.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	12,777	12,777
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	4,995	4,995
		17,772

Total Short Term Investments (cost $18,339)		18,339

Total Investments - 118.6% (cost $111,457)		114,883
Other Assets and Liabilities, Net - (18.6%)		(18,021)
Total Net Assets - 100%		$ 96,862

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 100.6%
CONSUMER DISCRETIONARY - 4.7%
Virgin Media Inc. (b)	109	$ 1,876

FINANCIALS - 4.7%
Leucadia National Corp. (c)	75	1,852

TELECOMMUNICATION SERVICES - 91.2%
AboveNet Inc. (c)	6	292
AT&T Inc.	370	9,562
CenturyTel Inc. (b)	54	1,915
Cincinnati Bell Inc. (c)	149	507
Frontier Communications Corp. (b)	151	1,125
Leap Wireless International Inc. (c)	29	476
Level 3 Communications Inc. (b) (c)	872	1,412
MetroPCS Communications Inc. (c)	113	802
NII Holdings Inc. - Class B (c)	46	1,934
Qwest Communications International Inc.	384	2,004
Sprint Nextel Corp. (c)	521	1,978
Telephone & Data Systems Inc.	25	848
Telephone & Data Systems Inc. - Special Shares	22	660
tw telecom inc. (c)	67	1,213
US Cellular Corp. (c)	8	325
Verizon Communications Inc.	302	9,378
Windstream Corp.	168	1,831
		36,262

Total Common Stocks (cost $40,356)		39,990

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 124	5

Total Non-U.S. Government Agency Asset-Backed Securities (cost $124)		5

SHORT TERM INVESTMENTS - 9.2%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.03% (a) (f)	146	146

Securities Lending Collateral - 8.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	2,000	2,000
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	1,493	1,493
		3,493

Total Short Term Investments (cost $3,639)		3,639

Total Investments - 109.8% (cost $44,119)		43,634
Other Assets and Liabilities, Net - (9.8%)		(3,895)
Total Net Assets - 100%		$ 39,739

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 71.0%
99 Cents Only Stores (c)	1	$ 24
Aaron's Inc. (b)	1	47
Abercrombie & Fitch Co. - Class A	3	123
Advance Auto Parts Inc.	3	120
Aeropostale Inc. (c)	3	89
Amazon.com Inc. (c)	11	1,443
American Eagle Outfitters Inc.	5	100
AnnTaylor Stores Corp. (c)	2	35
Apollo Group Inc. - Class A (c)	4	237
Arbitron Inc. (b)	1	21
AutoNation Inc. (b) (c)	2	42
AutoZone Inc. (c)	1	157
Bally Technologies Inc. (c)	2	67
Barnes & Noble Inc. (b)	1	26
Bed Bath & Beyond Inc. (c)	8	348
Best Buy Co. Inc.	10	443
Big Lots Inc. (c)	3	92
Bob Evans Farms Inc.	1	27
Boyd Gaming Corp. (b) (c)	2	15
Brinker International Inc.	3	60
Buckle Inc. (b)	1	28
Burger King Holdings Inc.	3	59
Cablevision Systems Corp. - Class A	8	182
Career Education Corp. (c)	2	58
Carmax Inc. (c)	6	154
Carnival Corp. (c)	13	498
Cato Corp. - Class A	1	19
CBS Corp. - Class B	18	248
CEC Entertainment Inc. (c)	1	25
Cheesecake Factory Inc. (c)	2	47
Chico's FAS Inc. (c)	5	76
Childrens Place Retail Stores Inc. (b) (c)	1	28
Chipotle Mexican Grill Inc. - Class A (c)	1	109
Choice Hotels International Inc.	1	32
Collective Brands Inc. (c)	2	45
Comcast Corp. - Class A	63	1,186
Comcast Corp. - Special Class A	24	432
Corinthian Colleges Inc. (b) (c)	3	47
Cracker Barrel Old Country Store Inc.	1	33
CTC Media Inc. (c)	2	26
Darden Restaurants Inc.	4	189
DeVry Inc.	2	122
Dick's Sporting Goods Inc. (c)	3	70
Dillard's Inc. - Class A (b)	2	40
DIRECTV - Class A (c)	28	942
Discovery Communications Inc. - Class A (c)	4	140
Discovery Communications Inc. - Class C (c)	4	128
DISH Network Corp.	7	136
Dollar Tree Inc. (c)	3	159
DreamWorks Animation SKG Inc. (c)	2	84
Dress Barn Inc. (c)	2	51
Expedia Inc. (c)	7	164
Family Dollar Stores Inc.	4	146
Foot Locker Inc.	5	70
GameStop Corp. - Class A (c)	5	109
Gannett Co. Inc.	7	121
Gap Inc.	15	356
Gaylord Entertainment Co. (b) (c)	1	32
Genesco Inc. (c)	1	23
Group 1 Automotive Inc. (c)	1	24
Guess? Inc.	2	83
Gymboree Corp. (c)	1	46
H&R Block Inc.	10	184
Hillenbrand Inc.	2	42
Home Depot Inc.	52	1,681
HSN Inc. (c)	1	36
Hyatt Hotels Corp. - Class A (c)	1	46
Interactive Data Corp.	1	36
International Game Technology	9	167
International Speedway Corp. - Class A	1	21
Interpublic Group of Cos. Inc. (b) (c)	15	125
Interval Leisure Group Inc. (c)	1	16
ITT Educational Services Inc. (c)	1	126
J Crew Group Inc. (c)	2	75
J.C. Penney Co. Inc.	6	203
Jack in the Box Inc. (c)	2	41
John Wiley & Sons Inc.	1	62
Kohl's Corp. (c)	9	482
Lamar Advertising Co. (c)	2	61
Las Vegas Sands Corp. (b) (c)	13	278
Liberty Global Inc. - Class A (c)	4	111
Liberty Global Inc. (c)	4	111
Liberty Media - Starz (c)	2	86
Liberty Media Corp. - Capital (c)	3	94
Liberty Media Corp. - Interactive (c)	17	263
Life Time Fitness Inc. (b) (c)	1	36
Limited Brands Inc.	8	206
Live Nation Inc. (c)	4	63
Lowe's Cos. Inc.	45	1,085
Macy's Inc.	13	278
Madison Square Garden Inc. - Class A (c)	2	41
Marriott International Inc. - Class A (b)	9	298
Matthews International Corp. - Class A	1	31
McDonald's Corp.	33	2,202
McGraw-Hill Cos. Inc.	10	341
Men's Wearhouse Inc.	1	32
Meredith Corp.	1	39
MGM Mirage (b) (c)	8	91
Morningstar Inc. (c)	1	33
NetFlix Inc. (b) (c)	1	106
New York Times Co. - Class A (c)	3	31
News Corp. - Class A	56	801
News Corp. - Class B (b)	13	225
Nordstrom Inc.	5	209
Office Depot Inc. (c)	8	67
OfficeMax Inc. (c)	2	39
Omnicom Group Inc.	9	367
O'Reilly Automotive Inc. (c)	4	174
Orient-Express Hotels Ltd. (c)	3	47
Panera Bread Co. - Class A (c)	1	69
Papa John's International Inc. (c)	1	15
Penn National Gaming Inc. (c)	2	56
PetSmart Inc.	4	121
PF Chang's China Bistro Inc. (b) (c)	1	28
Pinnacle Entertainment Inc. (c)	2	19
Polo Ralph Lauren Corp.	2	147
Priceline.com Inc. (c)	1	341
RadioShack Corp.	4	89
Regal Entertainment Group - Class A	2	43
Regis Corp.	2	31
Rent-A-Center Inc. (c)	2	48
Ross Stores Inc.	4	204
Royal Caribbean Cruises Ltd. (b) (c)	4	137
Saks Inc. (b) (c)	4	35
Sally Beauty Holdings Inc. (b) (c)	3	27
Scholastic Corp.	1	24
Scientific Games Corp. - Class A (c)	2	28
Scripps Networks Interactive Inc.	3	121
Sears Holdings Corp. (b) (c)	2	164
Service Corp. International	8	71
Signet Jewelers Ltd. (c)	3	85
Sonic Corp. (c)	2	20
Sotheby's - Class A	2	62
Staples Inc.	22	518
Starbucks Corp. (c)	23	553
Starwood Hotels & Resorts Worldwide Inc.	5	244
Strayer Education Inc. (b)	-	104
Target Corp.	21	1,101
Tiffany & Co.	4	179
Time Warner Cable Inc.	11	576
Time Warner Inc.	36	1,118
TJX Cos. Inc.	13	552
Tractor Supply Co. (c)	1	65
Urban Outfitters Inc. (c)	4	151
Vail Resorts Inc. (b) (c)	1	45
Viacom Inc. - Class B (c)	17	585
Walt Disney Co. (b)	55	1,924
Washington Post Co.	-	80
Weight Watchers International Inc.	1	26
Wendy's/Arby's Group Inc.	11	55
Williams-Sonoma Inc.	3	78
WMS Industries Inc. (c)	2	77
Wyndham Worldwide Corp.	6	142
Wynn Resorts Ltd.	2	177
Yum! Brands Inc. (b)	14	543
		32,150
CONSUMER STAPLES - 19.6%
BJ's Wholesale Club Inc. (c)	2	62
Casey's General Stores Inc.	2	49
Costco Wholesale Corp.	13	803
CVS Caremark Corp.	43	1,578
Kroger Co.	19	405
Rite Aid Corp. (c)	17	25
Ruddick Corp. (b)	1	41
Safeway Inc.	12	307
SUPERVALU Inc.	6	108
Sysco Corp.	18	533
United Natural Foods Inc. (c)	1	36
Walgreen Co.	30	1,125
Wal-Mart Stores Inc.	66	3,675
Whole Foods Market Inc. (c)	4	151
		8,898
HEALTH CARE - 3.1%
AmerisourceBergen Corp.	9	248
Cardinal Health Inc.	11	399
Chemed Corp.	1	38
McKesson Corp.	8	541
Omnicare Inc.	4	102
VCA Antech Inc. (c)	3	70
		1,398
INDUSTRIALS - 3.2%
Alaska Air Group Inc. (c)	1	43
AMR Corp. (c)	10	93
Avis Budget Group Inc. (c)	3	36
Continental Airlines Inc. - Class B (c)	4	93
Copart Inc. (c)	2	83
Delta Air Lines Inc. (c)	24	348
Dun & Bradstreet Corp.	2	120
Hertz Global Holdings Inc. (c)	6	57
IHS Inc. (b) (c)	1	78
JetBlue Airways Corp. (c)	7	41
Rollins Inc.	2	35
SkyWest Inc.	2	22
Southwest Airlines Co.	23	298
UAL Corp. (c)	5	100
		1,447
INFORMATION TECHNOLOGY - 2.7%
Acxiom Corp. (c)	3	45
Dolby Laboratories Inc. - Class A (c)	2	94
eBay Inc. (c)	33	903
Factset Research Systems Inc.	1	97
ValueClick Inc. (c)	3	27
WebMD Health Corp. - Class A (c)	1	65
		1,231

Total Common Stocks (cost $37,754)		45,124

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 30	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $30)		1

SHORT TERM INVESTMENTS - 6.2%
Mutual Funds - 0.8%
JNL Money Market Fund, 0.03% (a) (f)	373	373

Securities Lending Collateral - 5.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	1,979	1,979
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	459	459
		2,438

Total Short Term Investments (cost $2,811)		2,811

Total Investments - 105.8% (cost $40,595)		47,936
Other Assets and Liabilities, Net - (5.8%)		(2,626)
Total Net Assets - 100%		$ 45,310

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 99.5%
FINANCIALS - 95.1%
ACE Ltd.	30	$ 1,566
Affiliated Managers Group Inc. (b) (c)	3	269
AFLAC Inc.	42	2,275
Alexandria Real Estate Equities Inc. (b)	4	264
Alleghany Corp. (c)	1	174
Allied World Assurance Co. Holdings Ltd.	3	140
Allstate Corp.	48	1,559
AMB Property Corp.	13	356
American Campus Communities Inc. (b)	4	114
American Express Co.	94	3,897
American Financial Group Inc.	6	175
American International Group Inc. (b) (c)	11	368
American National Insurance Co. (b)	1	151
AmeriCredit Corp. (c)	6	148
Ameriprise Financial Inc.	23	1,027
Annaly Capital Management Inc.	49	849
AON Corp.	22	932
Apartment Investment & Management Co.	9	174
Arch Capital Group Ltd. (c)	5	349
Argo Group International Holdings Ltd. (c)	3	82
Arthur J Gallagher & Co.	8	198
Aspen Insurance Holdings Ltd.	7	197
Associated Banc-Corp (b)	14	190
Assurant Inc.	10	339
Assured Guaranty Ltd.	13	291
Astoria Financial Corp.	6	91
AvalonBay Communities Inc. (b)	7	633
Axis Capital Holdings Ltd.	13	406
BancorpSouth Inc.	6	121
Bank of America Corp.	578	10,316
Bank of Hawaii Corp.	4	166
Bank of New York Mellon Corp. (a)	108	3,325
BB&T Corp.	61	1,973
Berkshire Hathaway Inc. - Class B (c)	70	5,657
BioMed Realty Trust Inc.	8	131
BlackRock Inc.	4	821
BOK Financial Corp.	2	90
Boston Properties Inc. (b)	12	929
Brandywine Realty Trust	10	122
BRE Properties Inc. - Class A (b)	4	155
Brookfield Properties Corp.	22	332
Brown & Brown Inc.	9	164
Camden Property Trust	5	216
Capital One Financial Corp.	40	1,668
CapitalSource Inc.	21	118
Capitol Federal Financial	1	50
Cathay General Bancorp (b)	7	76
CB Richard Ellis Group Inc. - Class A (c)	23	364
CBL & Associates Properties Inc.	11	157
Charles Schwab Corp. (b)	87	1,621
Chimera Investment Corp.	57	221
Chubb Corp.	31	1,594
Cincinnati Financial Corp.	13	369
CIT Group Inc. (c)	18	703
Citigroup Inc. (c)	1,846	7,477
City National Corp.	3	185
CME Group Inc.	6	1,911
Colonial Properties Trust	6	82
Comerica Inc.	16	599
Commerce Bancshares Inc.	6	237
Corporate Office Properties Trust (b)	5	211
Cullen/Frost Bankers Inc.	5	256
DCT Industrial Trust Inc.	17	87
Delphi Financial Group Inc.	4	96
Developers Diversified Realty Corp.	15	183
DiamondRock Hospitality Co. (c)	8	85
Digital Realty Trust Inc. (b)	7	384
Discover Financial Services	49	727
Douglas Emmett Inc.	10	152
Duke Realty Corp.	20	250
E*Trade Financial Corp. (c)	152	251
East West Bancorp Inc.	10	180
EastGroup Properties Inc.	2	66
Eaton Vance Corp. (b)	11	359
Endurance Specialty Holdings Ltd.	5	173
Entertainment Properties Trust	4	159
Equity Lifestyle Properties Inc.	3	149
Equity Residential (b)	24	952
Erie Indemnity Co. - Class A	2	99
Essex Property Trust Inc. (b)	2	217
Everest Re Group Ltd.	5	419
Federal Realty Investment Trust	5	372
Federated Investors Inc. - Class B (b)	8	221
Fidelity National Financial Inc. - Class A	19	281
Fifth Third Bancorp	71	966
First American Corp.	10	343
First Financial Bankshares Inc. (b)	2	89
First Horizon National Corp. (c)	18	257
First Midwest Bancorp Inc. (b)	6	84
First Niagara Financial Group Inc.	17	249
FirstMerit Corp.	7	141
FNB Corp.	9	71
Forest City Enterprises Inc. - Class A (c)	10	143
Forestar Group Inc. (b) (c)	2	44
Franklin Resources Inc.	14	1,555
Franklin Street Properties Corp.	5	73
Fulton Financial Corp.	14	142
Genworth Financial Inc. - Class A (c)	43	793
Glacier Bancorp Inc.	7	104
GLG Partners Inc. (b) (c)	14	42
Goldman Sachs Group Inc.	39	6,615
Greenhill & Co. Inc.	2	191
Hancock Holding Co.	3	109
Hanover Insurance Group Inc. (b)	4	187
Hartford Financial Services Group Inc.	34	973
Hatteras Financial Corp. (b)	3	77
HCC Insurance Holdings Inc.	9	257
HCP Inc.	26	859
Health Care REIT Inc. (b)	11	508
Healthcare Realty Trust Inc.	5	128
Highwoods Properties Inc.	6	180
Home Properties Inc.	3	128
Horace Mann Educators Corp.	2	36
Hospitality Properties Trust	10	239
Host Hotels & Resorts Inc. (c)	57	829
HRPT Properties Trust	22	173
Hudson City Bancorp Inc. (b)	43	615
Huntington Bancshares Inc.	64	342
IberiaBank Corp.	2	147
IntercontinentalExchange Inc. (c)	6	729
International Bancshares Corp.	4	98
Invesco Ltd.	38	842
Investment Technology Group Inc. (c)	3	58
Janus Capital Group Inc.	14	206
Jefferies Group Inc. (b) (c)	9	212
Jones Lang LaSalle Inc.	4	269
JPMorgan Chase & Co.	183	8,194
KBW Inc. (c)	3	74
KeyCorp (b)	79	614
Kilroy Realty Corp. (b)	3	104
Kimco Realty Corp.	36	556
Knight Capital Group Inc. (c)	9	131
LaSalle Hotel Properties	7	153
Legg Mason Inc.	15	417
Lexington Realty Trust (b)	10	63
Liberty Property Trust (b)	10	349
Lincoln National Corp.	27	833
Loews Corp.	31	1,170
M&T Bank Corp. (b)	6	512
Macerich Co.	9	335
Mack-Cali Realty Corp.	7	249
Markel Corp. (b) (c)	1	303
Marsh & McLennan Cos. Inc.	46	1,131
Marshall & Ilsley Corp.	46	370
MB Financial Inc.	4	80
MBIA Inc. (b) (c)	12	77
Mercury General Corp. (b)	2	91
MetLife Inc.	52	2,257
MF Global Holdings Ltd. (c)	7	57
MFA Financial Inc.	25	183
MGIC Investment Corp. (b) (c)	9	98
Mid-America Apartment Communities Inc.	3	138
Montpelier Re Holdings Ltd.	6	96
Moody's Corp.	17	507
Morgan Stanley	111	3,260
MSCI Inc. (c)	9	334
NASDAQ OMX Group Inc. (c)	15	314
National Penn Bancshares Inc.	9	62
National Retail Properties Inc.	7	156
Nationwide Health Properties Inc.	11	376
New York Community Bancorp Inc. (b)	38	630
NewAlliance Bancshares Inc. (b)	7	89
Northern Trust Corp.	21	1,182
NYSE Euronext	23	690
Old National Bancorp	7	83
Old Republic International Corp.	18	231
Omega Healthcare Investors Inc.	7	139
optionsXpress Holdings Inc. (c)	3	45
PacWest Bancorp	2	35
Park National Corp. (b)	1	55
PartnerRe Ltd.	7	585
People's United Financial Inc.	34	530
Piper Jaffray Cos. (c)	2	62
Platinum Underwriters Holdings Ltd.	4	156
Plum Creek Timber Co. Inc.	15	572
PNC Financial Services Group Inc.	46	2,754
Popular Inc. (c)	53	155
Post Properties Inc.	3	77
Potlatch Corp.	3	100
Principal Financial Group Inc.	27	788
PrivateBancorp Inc.	5	65
ProAssurance Corp. (c)	3	177
Progressive Corp. (c)	57	1,082
ProLogis	42	553
Prosperity Bancshares Inc.	4	150
Protective Life Corp.	7	157
Provident Financial Services Inc.	4	48
Prudential Financial Inc.	41	2,490
Public Storage	11	1,049
Raymond James Financial Inc.	8	215
Rayonier Inc.	7	297
Realty Income Corp. (b)	9	265
Redwood Trust Inc.	5	83
Regency Centers Corp.	8	310
Regions Financial Corp.	106	836
Reinsurance Group of America Inc.	6	315
RenaissanceRe Holdings Ltd.	5	291
RLI Corp.	1	76
SEI Investments Co.	13	283
Selective Insurance Group	4	66
Senior Housing Properties Trust (b)	11	253
Simon Property Group Inc.	26	2,157
SL Green Realty Corp.	7	400
SLM Corp. (c)	43	537
St. Joe Co. (b) (c)	7	241
StanCorp Financial Group Inc.	4	198
State Street Corp.	45	2,014
Sterling Bancshares Inc.	7	37
Stifel Financial Corp. (c)	2	128
Sunstone Hotel Investors Inc. (b) (c)	7	83
SunTrust Banks Inc.	44	1,180
Susquehanna Bancshares Inc.	12	117
SVB Financial Group (c)	3	146
Synovus Financial Corp.	33	108
T. Rowe Price Group Inc. (b)	23	1,282
Tanger Factory Outlet Centers Inc.	3	144
Taubman Centers Inc. (b)	5	191
TCF Financial Corp.	11	176
TD Ameritrade Holding Corp. (c)	20	378
TFS Financial Corp.	7	89
Torchmark Corp.	7	371
Tower Group Inc.	3	65
Transatlantic Holdings Inc.	6	321
Travelers Cos. Inc.	46	2,466
TrustCo Bank Corp. (b)	5	34
Trustmark Corp. (b)	4	102
U.S. Bancorp	171	4,419
UDR Inc.	13	227
UMB Financial Corp.	3	109
Umpqua Holdings Corp.	7	88
United Bankshares Inc. (b)	3	90
Unitrin Inc.	3	92
Unum Group	30	736
Validus Holdings Ltd.	7	206
Valley National Bancorp (b)	13	198
Ventas Inc.	14	669
Vornado Realty Trust	16	1,204
Waddell & Reed Financial Inc. - Class A	7	253
Washington Federal Inc.	9	183
Washington Real Estate Investment Trust	5	149
Webster Financial Corp.	5	94
Weingarten Realty Investors	10	208
Wells Fargo & Co.	279	8,688
Westamerica Bancorporation (b)	2	131
White Mountains Insurance Group Ltd.	1	221
Whitney Holding Corp.	9	128
Willis Group Holdings Plc	15	462
Wilmington Trust Corp.	8	135
Wintrust Financial Corp.	3	108
WR Berkley Corp.	12	307
XL Capital Ltd. - Class A	31	583
Zenith National Insurance Corp.	3	105
Zions Bancorporation (b)	12	272
		160,289
INDUSTRIALS - 0.2%
Equifax Inc.	11	381

INFORMATION TECHNOLOGY - 4.2%
MasterCard Inc.	9	2,196
Visa Inc. - Class A	42	3,814
Western Union Co.	61	1,042
		7,052

Total Common Stocks (cost $141,719)		167,722

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 261	11

Total Non-U.S. Government Agency Asset-Backed Securities (cost $261)		11

SHORT TERM INVESTMENTS - 7.0%
Mutual Funds - 0.9%
JNL Money Market Fund, 0.03% (a) (f)	1,516	1,516

Securities Lending Collateral - 6.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	6,766	6,766
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	3,445	3,445
		10,211

Total Short Term Investments (cost $11,727)		11,727

Total Investments - 106.5% (cost $153,707)		179,460
Other Assets and Liabilities, Net - (6.5%)		(10,982)
Total Net Assets - 100%		$ 168,478

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 99.6%
HEALTH CARE - 99.6%
Abbott Laboratories	186	$ 9,795
Acorda Therapeutics Inc. (c)	5	161
Aetna Inc.	53	1,852
Alcon Inc.	9	1,491
Alexion Pharmaceuticals Inc. (c)	11	586
Alkermes Inc. (c)	12	153
Allergan Inc.	37	2,425
Amedisys Inc. (b) (c)	3	185
American Medical Systems Holdings Inc. (c)	9	164
AMERIGROUP Corp. (c)	6	199
Amgen Inc. (c)	122	7,314
Amylin Pharmaceuticals Inc. (c)	15	342
Auxilium Pharmaceuticals Inc. (c)	6	184
Baxter International Inc.	73	4,244
Beckman Coulter Inc.	8	521
Becton Dickinson & Co.	27	2,107
Biogen Idec Inc. (c)	33	1,868
BioMarin Pharmaceutical Inc. (b) (c)	12	283
Bio-Rad Laboratories Inc. - Class A (c)	2	237
Boston Scientific Corp. (c)	181	1,308
Bristol-Myers Squibb Co.	205	5,465
Brookdale Senior Living Inc. (c)	6	130
CareFusion Corp. (c)	22	583
Catalyst Health Solutions Inc. (c)	5	187
Celera Corp. (c)	10	68
Celgene Corp. (c)	56	3,439
Centene Corp. (c)	6	155
Cephalon Inc. (c)	9	619
Cepheid Inc. (b) (c)	7	116
Charles River Laboratories International Inc. (c)	8	308
CIGNA Corp.	33	1,190
Community Health Systems Inc. (c)	11	405
Cooper Cos. Inc.	6	214
Covance Inc. (c)	8	464
Coventry Health Care Inc. (c)	18	448
Covidien Plc	61	3,058
CR Bard Inc.	12	1,007
Cubist Pharmaceuticals Inc. (c)	7	152
DaVita Inc. (c)	12	778
Dendreon Corp. (b) (c)	16	571
Dentsply International Inc.	18	616
Edwards Lifesciences Corp. (c)	7	677
Eli Lilly & Co.	118	4,286
Emergency Medical Services Corp. (c)	4	198
Endo Pharmaceuticals Holdings Inc. (c)	12	290
Express Scripts Inc. (c)	31	3,124
Forest Laboratories Inc. (c)	36	1,132
Gen-Probe Inc. (c)	6	296
Genzyme Corp. (c)	32	1,662
Gilead Sciences Inc. (c)	110	4,990
Haemonetics Corp. (c)	3	180
Health Management Associates Inc. (c)	30	261
Health Net Inc. (b) (c)	13	314
HealthSouth Corp. (b) (c)	11	213
Healthways Inc. (c)	3	56
Henry Schein Inc. (c)	11	631
Hill-Rom Holdings Inc.	8	208
HMS Holdings Corp. (c)	3	158
Hologic Inc. (c)	32	588
Hospira Inc. (c)	20	1,105
Human Genome Sciences Inc. (c)	22	672
Humana Inc. (c)	21	970
Idexx Laboratories Inc. (b) (c)	7	406
Illumina Inc. (b) (c)	15	596
Immucor Inc. (c)	9	198
Incyte Corp. (b) (c)	14	194
Intuitive Surgical Inc. (c)	5	1,626
Invacare Corp. (b)	4	106
Inverness Medical Innovations Inc. (b) (c)	10	398
Isis Pharmaceuticals Inc. (c)	10	111
Johnson & Johnson	334	21,782
Kinetic Concepts Inc. (c)	7	358
King Pharmaceuticals Inc. (c)	29	344
Laboratory Corp. of America Holdings (c)	13	976
Life Technologies Corp. (c)	21	1,116
LifePoint Hospitals Inc. (c)	7	246
Lincare Holdings Inc. (c)	8	377
Magellan Health Services Inc. (c)	4	178
Masimo Corp. (c)	6	162
Medco Health Solutions Inc. (c)	57	3,688
Medicis Pharmaceutical Corp.	7	178
Mednax Inc. (c)	5	317
Medtronic Inc.	134	6,043
Merck & Co. Inc.	376	14,058
Millipore Corp. (c)	7	701
Mylan Inc. (b) (c)	37	838
Myriad Genetics Inc. (c)	12	277
Nektar Therapeutics (c)	11	161
NuVasive Inc. (b) (c)	5	215
Odyssey HealthCare Inc. (c)	4	69
Onyx Pharmaceuticals Inc. (c)	8	233
OSI Pharmaceuticals Inc. (c)	7	416
Owens & Minor Inc.	5	242
Par Pharmaceutical Cos. Inc. (c)	4	110
Parexel International Corp. (c)	7	172
Patterson Cos. Inc. (c)	12	370
PDL BioPharma Inc.	15	93
Perrigo Co.	10	580
Pfizer Inc.	973	16,689
Pharmaceutical Product Development Inc.	13	304
PharMerica Corp. (c)	4	65
PSS World Medical Inc. (b) (c)	7	166
Psychiatric Solutions Inc. (c)	7	195
Quest Diagnostics Inc.	19	1,079
Regeneron Pharmaceuticals Inc. (c)	8	203
ResMed Inc. (c)	9	577
Salix Pharmaceuticals Ltd. (c)	7	254
Savient Pharmaceuticals Inc. (c)	9	124
St. Jude Medical Inc. (c)	41	1,666
STERIS Corp. (b)	7	228
Stryker Corp.	37	2,102
Techne Corp.	4	277
Teleflex Inc.	5	314
Tenet Healthcare Corp. (c)	58	333
Theravance Inc. (c)	8	107
Thermo Fisher Scientific Inc. (c)	49	2,534
Thoratec Corp. (c)	7	222
United Therapeutics Corp. (c)	5	303
UnitedHealth Group Inc.	140	4,577
Universal Health Services Inc.	11	380
Valeant Pharmaceutical International (c)	8	358
Varian Inc. (c)	3	171
Varian Medical Systems Inc. (c)	15	836
Vertex Pharmaceuticals Inc. (b) (c)	23	954
Warner Chilcott Plc (c)	12	302
Waters Corp. (c)	11	768
Watson Pharmaceuticals Inc. (c)	13	554
WellCare Health Plans Inc. (c)	5	150
WellPoint Inc. (c)	55	3,558
West Pharmaceutical Services Inc.	4	165
Zimmer Holdings Inc. (c)	26	1,547

Total Common Stocks (cost $175,230)		177,400

RIGHTS - 0.0%
Fresenius Kabi Pharmaceuticals Holding Inc. (c)	2	-

Total Rights (cost $2)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 78	3

Total Non-U.S. Government Agency Asset-Backed Securities (cost $78)		3

SHORT TERM INVESTMENTS - 2.6%
Mutual Funds - 0.7%
JNL Money Market Fund, 0.03% (a) (f)	1,209	1,209

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	2,674	2,674
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	746	746
		3,420

Total Short Term Investments (cost $4,629)		4,629

Total Investments - 102.2% (cost $179,939)		182,032
Other Assets and Liabilities, Net - (2.2%)		(3,998)
Total Net Assets - 100%		$ 178,034

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 99.7%
ENERGY - 98.4%
Anadarko Petroleum Corp.	196	$ 14,307
Apache Corp.	133	13,482
Arena Resources Inc. (b) (c)	21	686
Atlas Energy Inc. (c)	33	1,042
Atwood Oceanics Inc. (c)	24	835
Baker Hughes Inc.	125	5,860
Berry Petroleum Co. - Class A (b)	21	605
Bill Barrett Corp. (c)	16	478
BJ Services Co.	122	2,619
Brigham Exploration Co. (c)	50	794
Bristow Group Inc. (c)	16	587
Cabot Oil & Gas Corp. - Class A	43	1,569
Cameron International Corp. (c)	100	4,283
Carrizo Oil & Gas Inc. (b) (c)	15	335
Chesapeake Energy Corp.	262	6,205
Chevron Corp.	784	59,481
Cimarex Energy Co.	34	2,017
CNX Gas Corp. (c)	14	546
Complete Production Services Inc. (c)	30	348
Comstock Resources Inc. (b) (c)	20	646
Concho Resources Inc. (c)	32	1,611
ConocoPhillips	510	26,096
Continental Resources Inc. (c)	14	607
Core Laboratories NV (b)	10	1,274
Denbury Resources Inc. (c)	178	2,999
Devon Energy Corp.	167	10,774
Diamond Offshore Drilling Inc. (b)	28	2,473
Dresser-Rand Group Inc. (c)	35	1,103
Dril-Quip Inc. (c)	13	815
El Paso Corp.	292	3,161
EOG Resources Inc.	101	9,419
EXCO Resources Inc.	72	1,327
Exterran Holdings Inc. (b) (c)	28	676
Exxon Mobil Corp.	1,845	123,554
FMC Technologies Inc. (b) (c)	51	3,292
Forest Oil Corp. (c)	43	1,115
Frontier Oil Corp.	48	641
Global Industries Ltd. (c)	53	342
Goodrich Petroleum Corp. (b) (c)	15	233
Halliburton Co.	359	10,803
Helix Energy Solutions Group Inc. (c)	45	584
Helmerich & Payne Inc. (b)	40	1,536
Hercules Offshore Inc. (c)	68	294
Hess Corp.	119	7,459
Holly Corp. (b)	20	553
Key Energy Services Inc. (c)	56	539
Marathon Oil Corp.	286	9,046
Mariner Energy Inc. (c)	45	675
Murphy Oil Corp.	78	4,373
Nabors Industries Ltd. (c)	116	2,276
National Oilwell Varco Inc.	169	6,860
Newfield Exploration Co. (c)	53	2,777
Noble Corp. (c)	107	4,466
Noble Energy Inc.	71	5,153
Occidental Petroleum Corp.	315	26,634
Oceaneering International Inc. (c)	23	1,450
Oil States International Inc. (c)	21	957
Parker Drilling Co. (c)	62	308
Patterson-UTI Energy Inc.	68	944
Penn Virginia Corp.	21	519
PetroHawk Energy Corp. (c)	127	2,574
Pioneer Natural Resources Co.	47	2,641
Plains Exploration & Production Co. (c)	58	1,730
Pride International Inc. (c)	65	1,943
Quicksilver Resources Inc. (c)	52	730
Range Resources Corp.	65	3,038
Rowan Cos. Inc. (c)	44	1,295
SandRidge Energy Inc. (b) (c)	82	628
Schlumberger Ltd.	466	29,602
SEACOR Holdings Inc. (c)	8	684
Smith International Inc.	101	4,345
Southern Union Co.	44	1,111
Southwestern Energy Co. (c)	139	5,652
St. Mary Land & Exploration Co. (b)	27	927
Sunoco Inc.	49	1,462
Superior Energy Services Inc. (c)	34	721
Swift Energy Co. (c)	17	521
Tesoro Corp.	61	848
Tetra Technologies Inc. (c)	37	452
Tidewater Inc.	22	1,048
Transocean Ltd. (c)	128	11,074
Ultra Petroleum Corp. (c)	64	2,970
Unit Corp. (c)	20	854
Valero Energy Corp.	230	4,525
Weatherford International Ltd. (c)	285	4,526
Whiting Petroleum Corp. (c)	21	1,696
Williams Cos. Inc.	234	5,410
XTO Energy Inc.	230	10,857
		500,307
INDUSTRIALS - 0.7%
Chart Industries Inc. (c)	15	309
First Solar Inc. (b) (c)	19	2,370
SunPower Corp. - Class A (b) (c)	26	490
SunPower Corp. - Class B (c)	27	455
		3,624
UTILITIES - 0.6%
Energen Corp.	30	1,413
OGE Energy Corp. (b)	42	1,650
		3,063

Total Common Stocks (cost $534,928)		506,994

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 235	10

Total Non-U.S. Government Agency Asset-Backed Securities (cost $235)		10

SHORT TERM INVESTMENTS - 2.2%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.03% (a) (f)	2,907	2,907

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	5,435	5,435
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	2,641	2,641
		8,076

Total Short Term Investments (cost $10,983)		10,983

Total Investments - 101.9% (cost $546,146)		517,987
Other Assets and Liabilities, Net - (1.9%)		(9,492)
Total Net Assets - 100%		$ 508,495

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 99.8%
HEALTH CARE - 0.5%
Allscripts-Misys Healthcare Solutions Inc. (c)	7	$ 146
athenahealth Inc. (c)	4	142
Cerner Corp. (c)	9	803
Quality Systems Inc.	2	134
		1,225
INDUSTRIALS - 0.3%
Pitney Bowes Inc.	28	686

INFORMATION TECHNOLOGY - 97.4%
3Com Corp. (c)	50	383
ACI Worldwide Inc. (c)	4	79
ADC Telecommunications Inc. (c)	12	89
Adobe Systems Inc. (c)	70	2,471
ADTRAN Inc.	8	203
Advanced Micro Devices Inc. (c)	81	749
Advent Software Inc. (b) (c)	2	101
Akamai Technologies Inc. (c)	24	758
Altera Corp.	41	988
Amdocs Ltd. (c)	25	741
Amkor Technology Inc. (b) (c)	17	118
Analog Devices Inc.	40	1,156
Ansys Inc. (b) (c)	11	485
AOL Inc. (c)	14	357
Apple Inc. (c)	116	27,293
Applied Materials Inc.	176	2,374
Applied Micro Circuits Corp. (c)	7	61
Ariba Inc. (b) (c)	11	137
Arris Group Inc. (c)	17	203
Atheros Communications Inc. (c)	8	307
Atmel Corp. (c)	55	275
ATMI Inc. (c)	4	68
Autodesk Inc. (c)	32	949
Blackboard Inc. (c)	4	178
BMC Software Inc. (c)	25	968
Brightpoint Inc. (c)	9	64
Broadcom Corp. - Class A (c)	58	1,909
Brocade Communications Systems Inc. (c)	54	309
CA Inc.	58	1,353
Cabot Microelectronics Corp. (c)	3	110
CACI International Inc. - Class A (c)	4	186
Cadence Design Systems Inc. (c)	36	242
Check Point Software Technologies Ltd. (c)	23	818
Ciena Corp. (b) (c)	12	176
Cisco Systems Inc. (c)	740	19,259
Citrix Systems Inc. (c)	25	1,197
Cognizant Technology Solutions Corp. (c)	40	2,017
Computer Sciences Corp. (c)	21	1,144
Compuware Corp. (c)	29	247
Comtech Telecommunications Corp. (c)	4	118
Concur Technologies Inc. (c)	5	225
Corning Inc.	210	4,239
Cree Inc. (c)	13	921
CSG Systems International Inc. (c)	5	106
Cymer Inc. (c)	4	153
Cypress Semiconductor Corp. (c)	20	235
Dell Inc. (c)	232	3,482
Diebold Inc.	8	269
Digital River Inc. (c)	5	141
DST Systems Inc. (c)	5	202
Earthlink Inc. (b)	15	130
EchoStar Corp. - Class A (c)	4	84
Electronics for Imaging Inc. (c)	5	62
EMC Corp. (c)	273	4,922
Emulex Corp. (c)	11	144
Equinix Inc. (b) (c)	5	474
F5 Networks Inc. (c)	10	622
Fair Isaac Corp.	6	152
Fairchild Semiconductor International Inc. (c)	15	156
FormFactor Inc. (b) (c)	7	125
Gartner Inc. - Class A (c)	8	184
Google Inc. - Class A (c)	31	17,751
Harmonic Inc. (c)	10	66
Harris Corp.	17	808
Hewlett-Packard Co.	245	13,023
IAC/InterActiveCorp. (c)	13	301
Informatica Corp. (b) (c)	11	307
Ingram Micro Inc. - Class A (c)	20	358
Insight Enterprises Inc. (c)	7	100
Integrated Device Technology Inc. (c)	20	124
Intel Corp.	714	15,884
InterDigital Inc. (c)	5	150
Intermec Inc. (c)	6	81
International Business Machines Corp.	167	21,368
International Rectifier Corp. (c)	9	197
Intersil Corp.	15	225
Intuit Inc. (c)	40	1,371
j2 Global Communications Inc. (b) (c)	5	128
JDA Software Group Inc. (c)	5	150
JDS Uniphase Corp. (c)	30	373
Juniper Networks Inc. (c)	71	2,192
KLA-Tencor Corp.	25	762
Lam Research Corp. (c)	17	620
Lexmark International Inc. (c)	10	356
Linear Technology Corp.	28	790
LSI Corp. (c)	84	516
Marvell Technology Group Ltd. (c)	64	1,301
Maxim Integrated Products Inc.	40	768
McAfee Inc. (c)	21	849
MEMC Electronic Materials Inc. (c)	29	445
Mentor Graphics Corp. (c)	14	112
Microchip Technology Inc. (b)	24	663
Micron Technology Inc. (c)	117	1,219
Micros Systems Inc. (c)	10	329
Microsemi Corp. (c)	10	182
Microsoft Corp.	999	29,250
Motorola Inc. (c)	291	2,042
National Semiconductor Corp.	30	437
NCR Corp. (c)	21	296
NetApp Inc. (c)	44	1,434
NetLogic Microsystems Inc. (c)	7	220
Novell Inc. (c)	48	286
Novellus Systems Inc. (c)	13	330
Nuance Communications Inc. (c)	29	476
Nvidia Corp. (c)	75	1,305
Omnivision Technologies Inc. (c)	6	109
ON Semiconductor Corp. (c)	54	430
Oracle Corp.	508	13,040
Palm Inc. (b) (c)	21	78
Parametric Technology Corp. (c)	16	284
Plantronics Inc.	7	204
PMC - Sierra Inc. (c)	28	253
Polycom Inc. (c)	11	344
Progress Software Corp. (c)	5	166
QLogic Corp. (c)	16	319
QUALCOMM Inc.	224	9,425
Quest Software Inc. (c)	8	141
Rackspace Hosting Inc. (b) (c)	11	201
Rambus Inc. (b) (c)	13	288
Red Hat Inc. (c)	27	792
RF Micro Devices Inc. (c)	33	165
Riverbed Technology Inc. (b) (c)	7	191
Rovi Corp. (c)	13	483
SAIC Inc. (c)	53	940
Salesforce.com Inc. (b) (c)	14	1,070
SanDisk Corp. (c)	32	1,094
SAVVIS Inc. (c)	5	77
Seagate Technology Inc. (c)	68	1,242
Semtech Corp. (c)	7	121
Silicon Laboratories Inc. (c)	6	283
Skyworks Solutions Inc. (c)	22	336
Solera Holdings Inc.	9	338
Sonus Networks Inc. (c)	34	90
SRA International Inc. - Class A (c)	5	113
Sybase Inc. (c)	11	496
Symantec Corp. (c)	111	1,883
Synaptics Inc. (b) (c)	4	114
Synopsys Inc. (c)	19	418
Tech Data Corp. (c)	6	266
Tekelec (c)	9	158
Tellabs Inc. (c)	46	352
Teradata Corp. (c)	22	645
Teradyne Inc. (c)	24	264
Tessera Technologies Inc. (c)	6	122
Texas Instruments Inc.	165	4,048
TIBCO Software Inc. (c)	21	227
TriQuint Semiconductor Inc. (c)	18	129
Unisys Corp. (b) (c)	5	178
United Online Inc.	9	66
Varian Semiconductor Equipment Associates Inc. (c)	9	301
VeriFone Holdings Inc. (c)	11	212
VeriSign Inc. (c)	28	729
VMware Inc. - Class A (c)	7	373
Websense Inc. (c)	5	109
Western Digital Corp. (c)	31	1,213
Xerox Corp.	179	1,742
Xilinx Inc.	39	996
Yahoo! Inc. (c)	176	2,915
Zoran Corp. (b) (c)	8	87
		258,273
TELECOMMUNICATION SERVICES - 1.6%
American Tower Corp. (c)	53	2,246
Crown Castle International Corp. (c)	34	1,281
SBA Communications Corp. (c)	15	541
Syniverse Holdings Inc. (c)	8	162
		4,230

Total Common Stocks (cost $217,412)		264,414

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (e) (g)	$ 54	2

Total Non-U.S. Government Agency Asset-Backed Securities (cost $54)		2

SHORT TERM INVESTMENTS - 1.7%
Mutual Funds - 0.7%
JNL Money Market Fund, 0.03% (a) (f)	1,902	1,902

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	2,088	2,088
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	574	574
		2,662

Total Short Term Investments (cost $4,564)		4,564

Total Investments - 101.5% (cost $222,030)		268,980
Other Assets and Liabilities, Net - (1.5%)		(3,910)
Total Net Assets - 100%		$ 265,070

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
March 31, 2010

(a) Investment in affiliate.
(b) All or portion of the security was on loan.
(c) Non-income producing security.
(d) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e) Security fair valued in good faith in accordance with the procedures established by the Funds' Board of Managers (“Board” or “Managers”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurements
and Disclosures" based on the applicable valuation inputs. See FASB ASC Topic 820 "Fair Value Measurements and Disclosures" in these Notes to the Schedules of
Investments.
(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2010.
(g) Illiquid security. At March 31, 2010, the only illiquid security held by some of the Funds was Sigma Finance, Inc. For all the Funds which held Sigma Finance, Inc., the value of Sigma Finance, Inc. as a percentage of net assets was less than 0.02%.

Abbreviations:
ADR - American Depositary Receipt
ABS - Asset Backed Security
GDR - Global Depository Receipt
NYS - New York Registered Shares
SPDR - Standard & Poor's Depository Receipt

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Funds’ Board and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on the valuation date.  The securities lending collateral funds, which provide daily liquidity, are valued as a practical expedient at the daily reported NAV of the funds as of the close of the NYSE on the valuation date.  Other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value.  Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Adviser determines that such markets lack an appropriate level of liquidity at that time.  In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Funds’ Board.  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Under the procedures adopted by the Funds’ Board, Jackson National Asset Management, LLC ("Adviser")  may rely on pricing services or other sources to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Funds have retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If a security is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the security depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national exchange or investments in mutual funds.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  There were no indirect observable inputs used to value Level 2 securities during the period.  Level 2 includes valuations for securities lending collateral, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit ratings spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available.  The Funds held no Level 3 securities at December 31, 2009 or March 31, 2010.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands) (continued)
March 31, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)
The following table summarizes each Fund's investments in securities as of March 31, 2010 by valuation level.
	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management DowSM 10 Fund
Common Stocks	$ 346,366	$ -	$ -	$ 346,366
Non-U.S. Government Agency ABS	-	25	-	25
Short-Term Securities	379	12,920	-	13,299
Fund Total	$ 346,745	$ 12,945	$ -	$ 359,690
JNL/Mellon Capital Management S&P® 10 Fund
Common Stocks	$ 305,395	$ -	$ -	$ 305,395
Non-U.S. Government Agency ABS	-	14	-	14
Short-Term Securities	270	1,932	-	2,202
Fund Total	$ 305,665	$ 1,946	$ -	$ 307,611
JNL/Mellon Capital Management Global 15 Fund
Common Stocks	$ 499,443	$ 37,178	$ -	$ 536,621
Non-U.S. Government Agency ABS	-	56	-	56
Short-Term Securities	1,197	24,800	-	25,997
Fund Total	$ 500,640	$ 62,034	$ -	$ 562,674
JNL/Mellon Capital Management Nasdaq® 25 Fund
Common Stocks	$ 148,258	$ -	$ -	$ 148,258
Non-U.S. Government Agency ABS	-	6	-	6
Short-Term Securities	1,666	13,086	-	14,752
Fund Total	$ 149,924	$ 13,092	$ -	$ 163,016
JNL/Mellon Capital Management Value Line® 30 Fund
Common Stocks	$ 661,891	$ -	$ -	$ 661,891
Non-U.S. Government Agency ABS	-	31	-	31
Short-Term Securities	2,298	13,245	-	15,543
Fund Total	$ 664,189	$ 13,276	$ -	$ 677,465
JNL/Mellon Capital Management DowSM Dividend Fund
Common Stocks	$ 242,293	$ -	$ -	$ 242,293
Non-U.S. Government Agency ABS	-	60	-	60
Short-Term Securities	733	27,188	-	27,921
Fund Total	$ 243,026	$ 27,248	$ -	$ 270,274
JNL/Mellon Capital Management S&P® 24 Fund
Common Stocks	$ 186,261	$ -	$ -	$ 186,261
Non-U.S. Government Agency ABS	-	1	-	1
Short-Term Securities	3,323	-	-	3,323
Fund Total	$ 189,584	$ 1	$ -	$ 189,585
JNL/Mellon Capital Management 25 Fund
Common Stocks	$ 447,699	$ -	$ -	$ 447,699
Investment Funds	8,257	-	-	8,257
Non-U.S. Government Agency ABS	-	74	-	74
Short-Term Securities	2,407	49,333	-	51,740
Fund Total	$ 458,363	$ 49,407	$ -	$ 507,770
JNL/Mellon Capital Management Select Small-Cap Fund
Common Stocks	$ 297,701	$ -	$ -	$ 297,701
Non-U.S. Government Agency ABS	-	96	-	96
Short-Term Securities	354	63,007	-	63,361
Fund Total	$ 298,055	$ 63,103	$ -	$ 361,158
JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$ 3,446,198	$ -	$ -	$ 3,446,198
Non-U.S. Government Agency ABS	-	587	-	587
Short-Term Securities	3,567	186,401	-	189,968
Fund Total	$ 3,449,765	$ 186,988	$ -	$ 3,636,753
JNL/Mellon Capital Management VIP Fund
Common Stocks	$ 291,930	$ -	$ -	$ 291,930
Non-U.S. Government Agency ABS	-	40	-	40
Short-Term Securities	1,156	16,699	-	17,855
Fund Total	$ 293,086	$ 16,739	$ -	$ 309,825

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands) (continued)
March 31, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)
	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management JNL Optimized 5 Fund
Common Stocks	$ 458,064	$ -	$ -	$ 458,064
Non-U.S. Government Agency ABS	-	25	-	25
Short-Term Securities	1,461	15,542	-	17,003
Fund Total	$ 459,525	$ 15,567	$ -	$ 475,092
JNL/Mellon Capital Management S&P® SMid 60 Fund
Common Stocks	$ 275,501	$ -	$ -	$ 275,501
Non-U.S. Government Agency ABS	-	12	-	12
Short-Term Securities	3,712	12,606	-	16,318
Fund Total	$ 279,213	$ 12,618	$ -	$ 291,831
JNL/Mellon Capital Management NYSE® International 25 Fund
Common Stocks	$ 96,527	$ -	$ -	$ 96,527
Non-U.S. Government Agency ABS	-	17	-	17
Short-Term Securities	567	17,772	-	18,339
Fund Total	$ 97,094	$ 17,789	$ -	$ 114,883
JNL/Mellon Capital Management Communications Sector Fund
Common Stocks	$ 39,990	$ -	$ -	$ 39,990
Non-U.S. Government Agency ABS	-	5	-	5
Short-Term Securities	146	3,493	-	3,639
Fund Total	$ 40,136	$ 3,498	$ -	$ 43,634
JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks	$ 45,124	$ -	$ -	$ 45,124
Non-U.S. Government Agency ABS	-	1	-	1
Short-Term Securities	373	2,438	-	2,811
Fund Total	$ 45,497	$ 2,439	$ -	$ 47,936
JNL/Mellon Capital Management Financial Sector Fund
Common Stocks	$ 167,722	$ -	$ -	$ 167,722
Non-U.S. Government Agency ABS	-	11	-	11
Short-Term Securities	1,516	10,211	-	11,727
Fund Total	$ 169,238	$ 10,222	$ -	$ 179,460
JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks	$ 177,400	$ -	$ -	$ 177,400
Non-U.S. Government Agency ABS	-	3	-	3
Short-Term Securities	1,209	3,420	-	4,629
Fund Total	$ 178,609	$ 3,423	$ -	$ 182,032
JNL/Mellon Capital Management Oil & Gas Sector Fund
Common Stocks	$ 506,994	$ -	$ -	$ 506,994
Non-U.S. Government Agency ABS	-	10	-	10
Short-Term Securities	2,907	8,076	-	10,983
Fund Total	$ 509,901	$ 8,086	$ -	$ 517,987
JNL/Mellon Capital Management Technology Sector Fund
Common Stocks	$ 264,414	$ -	$ -	$ 264,414
Non-U.S. Government Agency ABS	-	2	-	2
Short-Term Securities	1,902	2,662	-	4,564
Fund Total	$ 266,316	$ 2,664	$ -	$ 268,980

The only significant transfers in and out of Level 1 and Level 2 during the period ended March 31, 2010 were due to pricing using the International Fair Value Model.  Securities which are valued using the independent statistical fair value pricing service are classified as Level 2.  Therefore, a significant portion of the investments may be classified as Level 1 or Level 2 on any particular day depending on the existence of such pre-requisite conditions.  These securities were valued as Level 2 on December 31, 2009 and valued as Level 1 on March 31, 2010.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands) (continued)
March 31, 2010

Securities Lending and Securities Lending Collateral – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers pay the Funds’ securities lending agent negotiated lender fees and the Funds receive a fee equal to a percentage of the negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked to market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

JPMorgan Chase Bank, N.A. (“JPM Chase”) or (“Custodian”) serves as custodian and securities lending agent to the Funds.  The Funds invested cash collateral in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, both separate limited liability companies sponsored by the Adviser.  As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2(a)-7 under the 1940 Act, which governs money market funds.

At March 31, 2010, the value of the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC was $1.00 per unit.  Values were determined using methodologies consistent with those previously described in Security Valuation.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

Investments in Affiliates - During the period ended March 31, 2010, certain Funds invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  Furthermore, the JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser.

The following table details each Fund's long-term investments in affiliates held at March 31, 2010.

Value
	Beginning		Sales	Dividend	Realized
Affiliate	of Period	Purchases	Proceeds	Income	Gain (Loss)
Bank of New York Mellon Corp.	$ 3,137	$ 271	$ 383	$ 10	$ (145)

The following table details cash management and securities lending collateral investments in affiliates held at March 31, 2010.  Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian and each Fund's affiliated income is not included in this table.  Purchase and sales proceeds are not for shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2010.

			Securities Lending		Securities Lending Cash
	JNL Money Market Fund		Liquidating Fund LLC		Collateral Fund LLC
	Value	Amortized		Value	Amortized	Value	Amortized
	Beginning	Cost End	Dividend	Beginning	Cost/Value	Beginning	Cost/Value
Fund	of Period	of Period	Income	of Period	End of Period	of Period	End of Period
JNL/Mellon Capital Management DowSM 10 Fund	$ -	$ 379	$ -	$ 1,642	$ 1,206	$ 4,907	$ 11,714
JNL/Mellon Capital Management S&P® 10 Fund	-	270	-	156	115	1,676	1,817
JNL/Mellon Capital Management Global 15 Fund	376	1,197	-	2,267	1,665	18,811	23,135
JNL/Mellon Capital Management Nasdaq® 25 Fund	904	1,666	-	2,502	1,837	6,184	11,249
JNL/Mellon Capital Management Value Line® 30 Fund	2,568	2,298	-	9,927	7,292	44,931	5,953
JNL/Mellon Capital Management DowSM Dividend Fund	122	733	-	11,412	8,383	32,851	18,805
JNL/Mellon Capital Management S&P® 24 Fund	2,042	3,323	-	-	-	11,234	-
JNL/Mellon Capital Management 25 Fund	239	2,407	-	3,049	2,239	44,695	47,094
JNL/Mellon Capital Management Select Small-Cap Fund	2,167	354	-	23,527	17,282	54,778	45,725
JNL/Mellon Capital Management JNL 5 Fund	-	3,567	-	177,671	130,508	38,713	55,893
JNL/Mellon Capital Management VIP Fund	987	1,156	-	12,195	8,957	15,576	7,742
JNL/Mellon Capital Management JNL Optimized 5 Fund	1,190	1,461	-	7,504	5,512	15,932	10,030
JNL/Mellon Capital Management S&P® SMid 60 Fund	1,286	3,712	-	4,064	2,986	20,133	9,620
JNL/Mellon Capital Management NYSE® International 25 Fund	-	567	-	6,800	4,995	9,597	12,777
JNL/Mellon Capital Management Communications Sector Fund	247	146	-	2,032	1,493	4,654	2,000
JNL/Mellon Capital Management Consumer Brands Sector Fund	176	373	-	625	459	2,228	1,979
JNL/Mellon Capital Management Financial Sector Fund	132	1,516	-	4,690	3,445	11,986	6,766
JNL/Mellon Capital Management Healthcare Sector Fund	1,056	1,209	-	1,016	746	3,087	2,674
JNL/Mellon Capital Management Oil & Gas Sector Fund	2,449	2,907	-	3,595	2,641	7,360	5,435
JNL/Mellon Capital Management Technology Sector Fund	2,475	1,902	-	781	574	4,259	2,088

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands) (continued)
March 31, 2010

FASB ASC Topic 815,  “Derivatives and Hedging" - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraph.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales, to minimize foreign currency exposure on portfolio securities denominated in foreign currencies or as part of its investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and change in value is recorded by a Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon delivery or receipt of the currency, realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the U.S. dollar. The Funds had no forward foreign currency contracts outstanding as of March 31, 2010.

Tax Matters -The JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund and JNL/Mellon Capital Management Global 15 Fund are each a limited liability company with its interests owned by a single interest: Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson National Life Insurance Company®.  As of March 31, 2010, the cost of investments, and the components of net unrealized appreciation/(depreciation), for U.S. federal income tax purposes  were as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/Mellon Capital Management Nasdaq® 25 Fund	$ 151,947	$ 13,222	$ (2,153)	$ 11,069
JNL/Mellon Capital Management Value Line® 30 Fund	652,602	39,646	(14,783)	24,863
JNL/Mellon Capital Management DowSM Dividend Fund	275,855	6,556	(12,137)	(5,581)
JNL/Mellon Capital Management S&P® 24 Fund	189,669	5,071	(5,155)	(84)
JNL/Mellon Capital Management 25 Fund	351,649	163,267	(7,146)	156,121
JNL/Mellon Capital Management Select Small-Cap Fund	305,017	65,911	(9,770)	56,141
JNL/Mellon Capital Management JNL 5 Fund	3,661,810	214,253	(239,310)	(25,057)
JNL/Mellon Capital Management VIP Fund	306,246	15,937	(12,358)	3,579
JNL/Mellon Capital Management JNL Optimized 5 Fund	484,222	19,201	(28,331)	(9,130)
JNL/Mellon Capital Management S&P® SMid 60 Fund	276,320	23,408	(7,897)	15,511
JNL/Mellon Capital Management NYSE® International 25 Fund	123,071	4,327	(12,515)	(8,188)
JNL/Mellon Capital Management Communications Sector Fund	50,949	52	(7,367)	(7,315)
JNL/Mellon Capital Management Consumer Brands Sector Fund	45,783	4,564	(2,411)	2,153
JNL/Mellon Capital Management Financial Sector Fund	188,061	16,460	(25,061)	(8,601)
JNL/Mellon Capital Management Healthcare Sector Fund	193,541	6,187	(17,696)	(11,509)
JNL/Mellon Capital Management Oil & Gas Sector Fund	553,881	49,215	(85,109)	(35,894)
JNL/Mellon Capital Management Technology Sector Fund	232,840	41,998	(5,858)	36,140

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)
The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures.  Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)
There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 28, 2010

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 28, 2010

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.